united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

CT CORPORATION SYSTEM

1300 EAST NINTH STREET, CLEVELAND, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/19

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Eventide Gilead Fund

Eventide Dividend Opportunities Fund
formerly Eventide Global Dividend Opportunities Fund

Eventide Healthcare & Life Sciences Fund

Eventide Limited-Term Bond Fund

Eventide Multi-Asset Income Fund

December 31, 2019

Eventide Asset Management, LLC
One International Place
Suite 4210
Boston, MA 02110

1-877-771-3836

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	2

ELECTRONIC AVAILABILITY NOTE

Beginning January 1, 2021, the Funds intend to meet their shareholder report delivery obligations by posting annual and semi-annual shareholder reports to the Funds’ website, www.eventidefunds.com rather than delivering paper copies. You will be notified by mail each time a report is posted and provided with the website link to access the report. You may elect to receive paper copies of a specific shareholder report or all future shareholder reports free of charge by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Funds at 1-877-771-3836. Your election to receive reports in paper will apply to all funds held within the fund complex.

You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by contacting your financial intermediary or, if you are a direct shareholder, by calling the Funds at 1-877-771-3836. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to do anything.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	3

EVENTIDE FUNDS

CEO’s Letter (Unaudited) December 31, 2019

Dear Eventide shareholders,

In 2005, when I was 24 years old, I spent a year in India. I was working for a large custody bank, and I was responsible for supporting the transition of processes such as global corporate actions, income collections, tax reclaim, and overnight pricing from U.S. offices to the offices in Pune, India.

It was a wonderful year as I was able to hire, train, and oversee employees from Pune who were highly educated. Some were slowly moving out of poverty. Being born in India and having moved to the U.S. on my 8th birthday, I quickly connected with my new colleagues and enjoyed watching their progression in life.

I lived in the company’s guest house, and one day as I walked into the guest house, I witnessed my American colleague speaking very harshly towards the Indian cook, Kamal. He said, “Servants should not use the front door.” In shock, I stood there looking at Kamal as he looked back at me. Kamal then said something that I can never forget, “Sir, I am a human being too.”

Yes, Kamal, you are a human being. You look just like me, and you were born in India, just as I was. I felt the sting of the words that my American colleague spoke that day, and I felt the same pain that Kamal was feeling.

A few days later, I went into the kitchen as Kamal (and Amal, the housekeeper) were preparing my dinner. The food was always delicious, so I asked them to teach me to cook. As I was in the kitchen, I noticed an old traditional Indian mat in the pantry along with a bedsheet. I learned that both Amal and Kamal were sleeping in that small hot pantry each night, on a hard floor, and with no pillow. This was a stark contrast to the comfortable bed and air conditioner that I had in the same house. I urged them to sleep in one of the empty bedrooms, but they refused; they were afraid for their jobs.

I reached out to senior management and sent some unhappy emails back to the U.S. I couldn’t sleep comfortably in that house any longer, knowing that Amal and Kamal were lying on the pantry floor. How can such a large company treat me so well and treat two other employees so poorly? Amal and Kamal deserved every bit of the same respect and dignity that this company offered to an American employee.

I was told by senior management that Amal and Kamal were not employees. They were employees of a different company that operated the guest house. I was not satisfied with this response. How can my company work with a supplier that would treat their employees this way? My company had the power to effect change but chose not to.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	4

I decided to leave that company in 2006 after finishing my project in India, but the experience shaped my view regarding work and business, and later investing. Every human being should have the opportunity to find dignity in their work and provide for their (and others’) needs.

A year later in 2007, conversations began that would form Eventide in 2008. Eventide’s tagline today is “Investing that Makes the World Rejoice®.” This tagline comes from a verse in the Bible that says, “When the righteous prosper, the city rejoices, but when the wicked prosper, the people groan.” The righteous are those that seek to love and uplift others, while the wicked are those that seek to exploit others in pursuit of profit. When the righteous prosper, the city can rejoice because the righteous seek to uplift others as they prosper.

Eventide wants shareholders to prosper, and it wants the stakeholders of the companies that we partner with to rejoice. These stakeholders include customers, employees, supply chain, host communities, environment, and society. As we invest in companies focused on creating compelling value for all stakeholders, our hope is that you can also rejoice knowing that you are helping impact the lives of others. Our hope is that, through our investing, people like Kamal will experience the blessing and joy that work should be. We believe that our investors are a part of that work and can find a deeper sense of purpose in investing than just reaching financial goals. Your investments can help build your future while also building the futures of others like Kamal.

I welcome you to visit our website (eventidefunds.com) to read stories about how your investments are impacting the world.

Thank you for partnering with us in this wonderful mission of investing that makes the world rejoice!

Robin John

Co-founder & CEO, Eventide Asset Management

This letter expresses the views of the Funds’ Adviser. There is no guarantee that such views are accurate or that outlook opinions expressed in this letter will come to pass. The Adviser’s approach may not produce the desired results, and the Adviser’s ethical values screening criteria could cause it to underperform other firms that do not have such screening criteria. Mutual Funds involve risk including the possible loss of principal. Past performance does not guarantee future results.

An investor should consider a Fund’s investment objectives, risks, charges and expenses carefully before investing or sending money.

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus. To obtain a prospectus or other information about the Fund, please visit www.eventidefunds.com or call 1-877-771-EVEN (3836). Please read the prospectus carefully before investing.

4226-NLD-2/14/2020

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	5

EVENTIDE GILEAD FUND
Portfolio Review (Unaudited) December 31, 2019

The Fund’s performance figures1 for each of the periods ended December 31, 2019 compared to its benchmarks:

	Six Month	1 Year	5 Year	10 Year	Since	Since	Since
	Return	Return	Return	Return	Inception[2]	Inception[3]	Inception[4]
Class N	1.49%	33.83%	11.34%	15.77%	14.92%	N/A	N/A
Class A without load	1.48%	33.75%	11.28%	15.71%	N/A	17.25%	N/A
Class A with 5.75% load	(4.37)%	26.07%	9.97%	15.03%	N/A	16.57%	N/A
Class C	1.10%	32.76%	10.45%	14.84%	N/A	16.36%	N/A
Class I	1.61%	34.10%	11.56%	N/A	N/A	N/A	15.96%
S&P 500 Total Return Index[5]	10.92%	31.49%	11.70%	13.56%	10.78%	14.11%	13.80%
Russell Midcap Growth Total Return Index[6]	7.44%	35.47%	11.60%	14.24%	11.29%	15.10%	14.46%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.67%, 2.42%, 1.62% and 1.42% for Class A shares, Class C shares, Class N shares and Class I shares, respectively, through October 31, 2020. Per the Fund’s most recent prospectus, total annual Fund expenses, including acquired fund fees, are 1.44%, 2.19%, 1.39%, and 1.19% for Class A, Class C, Class N, and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Class N commenced operations on July 8, 2008.

3.	Class A and Class C commenced operations on October 28, 2009.

4.	Class I commenced operations on February 2, 2010.

5.	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

6.	The Russell Midcap Growth Total Return Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.

Holdings by Industry	% of Net Assets
Pharmaceuticals	18.8%
Software	16.0%
Biotechnology	6.0%
Internet	5.7%
Semiconductors	5.5%
Machinery-Diversified	5.2%
Building Materials	4.6%
Advertising	4.2%
Auto Parts & Equipment	3.1%
Real Estate Investment Trusts	2.9%
Other / Cash & Cash Equivalents	28.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	6

EVENTIDE DIVIDEND OPPORTUNITIES FUND
Portfolio Review (Unaudited) December 31, 2019

The Fund’s performance figures1 for each of the periods ended December 31, 2019 compared to its benchmark:

	Six Month Return	1 Year Return	Since Inception[2]
Class N	8.46%	26.84%	6.90%
Class A without load	8.45%	26.68%	6.80%
Class A with 5.75% load	2.23%	19.36%	4.04%
Class C	7.96%	25.74%	6.06%
Class I	8.56%	27.06%	7.12%
Russell Midcap Value Index[3]	7.66%	27.06%	7.45%
MSCI All-Country World Index (previous benchmark)[4]	8.92%	26.60%	8.92%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.20%, 1.95%, 1.15% and 0.95% for Class A shares, Class C shares, Class N shares and Class I shares, respectively, through October 31, 2020. Per the Fund’s most recent prospectus, total annual Fund expenses after waiver are 1.20%, 1.95%, 1.15%, and 0.95% for Class A, Class C, Class N, and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Eventide Dividend Opportunities Fund commenced operations on September 29, 2017.

3.	The Fund’s primary benchmark to compare its performance has been changed from the MSCI ACWI Index to the Russell Midcap Value Index because the Fund’s Adviser believes it is more reflective of the Fund’s portfolio. The Russell Midcap Value Index measures the performance of the U.S. equity mid-cap value segment.

4.	The Fund’s previous benchmark, the MSCI All-Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI All-Country World Index consists of 46 country indexes comprising 23 developed and 23 emerging market country indexes. Investors cannot invest directly in an index.

Holdings by Industry	% of Net Assets
Real Estate Investment Trusts (REITs)	18.7%
Electric	10.9%
Banks	7.0%
Pharmaceuticals	4.8%
Building Materials	4.6%
Machinery-Diversified	4.6%
Semiconductors	4.5%
Electronics	4.0%
Software	3.3%
Energy-Alternate Sources	3.2%
Other / Cash & Cash Equivalents	34.4%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	7

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
Portfolio Review (Unaudited) December 31, 2019

The Fund’s performance figures1 for each of the periods ended December 31, 2019 compared to its benchmarks:

	Six Month	1 Year	3 Year	5 Year	Since
	Return	Return	Return	Return	Inception[2]
Class N	18.75%	58.41%	31.96%	17.22%	24.48%
Class A without load	18.74%	58.30%	31.84%	17.13%	24.38%
Class A with 5.75% load	11.90%	49.18%	29.27%	15.75%	23.34%
Class C	18.27%	57.15%	30.88%	16.27%	23.47%
Class I	18.90%	58.74%	32.22%	17.45%	24.72%
S&P 500 Total Return Index[3]	10.92%	31.49%	15.27%	11.70%	14.80%
S&P Biotechnology Select Industry Index[4]	8.47%	32.34%	17.40%	9.08%	18.57%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses for the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.68%, 2.43%, 1.63% and 1.43% for Class A shares, Class C shares, Class N shares and Class I shares, respectively, through October 31, 2020. Per the Fund’s most recent prospectus, total annual Fund expenses, including acquired fund fees, are 1.54%, 2.29%, 1.49%, and 1.29% for Class A, Class C, Class N, and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

3.	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

4.	The S&P Biotechnology Select Industry Index is designed to measure the performance of narrow GICS® sub-industries and is comprised of stock in the S&P Total Market Index that are classified in the GICS biotechnology sub-industry. Investors cannot invest directly in an index.

Holdings by Industry	% of Net Assets
Pharmaceuticals	55.1%
Biotechnology	35.8%
Short-Term Investment	4.6%
Healthcare-Products	0.9%
Holding Companies-Diversified	0.7%
Other / Cash & Cash Equivalents	2.9%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	8

EVENTIDE LIMITED-TERM BOND FUND
Portfolio Review (Unaudited) December 31, 2019

The Fund’s performance figures1 for each of the periods ended December 31, 2019 compared to its benchmarks:

	Six Month	1 Year	3 Year	5 Year	Since	Since
	Return	Return	Return	Return	Inception[2]	Inception[3]
Class N	1.73%	5.71%	N/A	N/A	N/A	6.16%
Class A without load	1.70%	5.71%	2.78%	1.95%	2.83%	N/A
Class A with 5.75% load	(4.19)%	(0.39)%	0.76%	0.75%	2.19%	N/A
Class C	1.25%	4.81%	N/A	N/A	N/A	5.29%
Class I	1.81%	5.97%	2.90%	1.73%	2.33%	N/A
Bloomberg Barclays Intermediate US Aggregate Bond Index[4]	1.85%	6.67%	3.26%	2.59%	2.75%	7.29%
Bloomberg Barclays 1-5 Year Government/Credit Index[5]	1.39%	5.01%	2.54%	2.03%	1.88%	5.46%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Total returns would have been lower absent the advisor fee waiver. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 0.80%, 1.55%, 0.75% and 0.55% for Class A shares, Class C shares, Class N shares and Class I shares, respectively, through October 31, 2020. Per the Fund’s most recent prospectus, total annual Fund expenses after waiver are 0.81%, 1.56%, 0.76%, and 0.56% for Class A, Class C, Class N, and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Class A and Class I commenced operations on July 28, 2010.

3.	Class N and Class C commenced operations on December 14, 2018.

4.	The Bloomberg Barclays Intermediate US Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds, and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, Mortgage-backed bonds, Corporate bonds, and a small amount of foreign bonds traded in U.S. Investors cannot invest directly in an index.

5.	The Bloomberg Barclays 1-5 Year Government/Credit Index includes investment grade, U.S. dollar-denominated, fixed-rate treasuries, government-related and corporate securities that have a remaining maturity of greater than or equal to one year and less than five years. Investors cannot invest directly in an index.

Holdings by Industry	% of Net Assets
U.S. Government Agencies and Obligations	52.7%
Real Estate Investment Trusts (REITS)	6.6%
Asset Backed Securities	5.5%
Agency Collateral CMO	3.6%
Diversified Financial Services	3.6%
Banks	3.1%
Insurance	3.1%
Retail	3.0%
Municipal Bonds	2.2%
Short-Term Investment	2.0%
Other / Cash & Cash Equivalents	14.6%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	9

EVENTIDE MULTI-ASSET INCOME FUND
Portfolio Review (Unaudited) December 31, 2019

The Fund’s performance figures1 for each of the periods ended December 31, 2019 compared to its benchmarks:

	Six Month	1 Year	3 Year	Since
	Return	Return	Return	Inception[2]
Class N	6.21%	19.77%	7.02%	6.28%
Class A without load	6.19%	19.61%	6.94%	6.21%
Class A with 5.75% load	0.12%	12.72%	4.86%	4.81%
Class C	5.82%	18.69%	6.16%	5.44%
Class I	6.31%	19.88%	7.22%	6.49%
Russell Midcap Value Index[3]	7.66%	27.06%	8.10%	8.29%
Bloomberg Barclays US Intermediate Aggregate Bond Index[4]	1.85%	6.67%	3.26%	2.73%
Eventide Multi-Asset Income Blended Index[5]	5.12%	16.68%	5.87%	5.74%
MSCI ACWI Index (previous benchmark)[6]	8.92%	26.60%	12.44%	8.49%

1.	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.20%, 1.95%, 1.15% and 0.95% for Class A shares, Class C shares, Class N shares and Class I shares, respectively, through October 31, 2020. Per the Fund’s most recent prospectus, total annual Fund expenses after waiver were 1.20%, 1.95%, 1.15%, and 0.95% for Class A, Class C, Class N, and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

2.	Eventide Multi-Asset Income Fund commenced operations on July 15, 2015.

3.	The Fund’s primary benchmark to compare its performance has been changed from the MSCI ACWI Index to the Russell Midcap Value Index because the Fund’s Adviser believes it is more reflective of the Fund’s portfolio. The Russell Midcap Value Index measures the performance of the U.S. equity mid-cap value segment. Investors cannot invest directly in an index.

4.	The Bloomberg Barclays U.S. Intermediate Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S.-traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in the U.S. Investors cannot invest directly in an index.

5.	The Eventide Multi-Asset Income Blended Index is comprised of 50% of the Russell Midcap Value Index and 50% of the Bloomberg Barclays U.S. Intermediate Aggregate Bond Index. The Eventide Multi-Asset Income Blended Index rebalances its weightings on a monthly frequency. Investors cannot invest directly in an index.

6.	The Fund’s previous benchmark, the MSCI All Country World Index is a free float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets and consists of 46 country indices comprising 23 developed and 23 emerging market country indices.

Holdings by Industry	% of Net Assets
Real Estate Investment Trusts	16.0%
Asset Backed Securities	15.3%
Electric	8.0%
Banks	6.6%
Building Materials	4.0%
Machinery-Diversified	3.3%
Semiconductors	2.6%
Energy-Alternate Sources	2.5%
Retail	2.5%
Electronics	2.4%
Other / Cash & Cash Equivalents	36.8%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	10

EVENTIDE GILEAD FUND
Portfolio of Investments (Unaudited) December 31, 2019	1 of 4

Shares		Fair Value

	COMMON STOCK - 84.7%
	ADVERTISING - 4.2%
425,000	Trade Desk, Inc. [1]	$110,406,500

	AUTO PARTS & EQUIPMENT - 3.1%
257,000	Aptiv PLC	24,407,290
184,000	Lear Corp.	25,244,800
587,000	Magna International, Inc.	32,191,080
		81,843,170
	BIOTECHNOLOGY - 6.0%
602,000	Biohaven Pharmaceutical Holding Co. Ltd. [1]	32,772,880
618,646	Essa Pharma, Inc. [1,2,4]	3,232,426
275,000	Exact Sciences Corp. [1]	25,432,000
2,034,248	Magenta Therapeutics, Inc. [1,3]	30,839,200
450,000	Phathom Pharmaceuticals, Inc. [1]	14,013,000
430,000	Sage Therapeutics, Inc. [1]	31,041,700
1,720,608	Stemline Therapeutics, Inc. [1]	18,290,063
		155,621,269
	BUILDING MATERIALS - 4.6%
200,000	Lennox International, Inc.	48,794,000
299,000	Trex Co., Inc. [1]	26,874,120
305,000	Vulcan Materials Co.	43,916,950
		119,585,070
	COMMERCIAL SERVICES - 1.1%
111,000	Cintas Corp.	29,867,880

	COMPUTERS - 1.3%
420,000	Varonis Systems, Inc. [1]	32,638,200

	DISTRIBUTION/WHOLESALE - 2.6%
610,000	IAA, Inc. [1]	28,706,600
185,000	Pool Corp.	39,290,300
		67,996,900
	ELECTRIC - 0.7%
736,000	Atlantica Yield PLC	19,423,040

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
280,000	Novanta, Inc. [1]	24,763,200

	ELECTRONICS - 2.2%
71,000	Mettler-Toledo International, Inc. [1]	56,322,880

	ENVIRONMENTAL CONTROL - 2.8%
804,000	Waste Connections, Inc.	72,995,160

	HEALTHCARE-PRODUCTS - 1.6%
102,900	IDEXX Laboratories, Inc. [1]	26,870,277
25,000	Intuitive Surgical, Inc. [1]	14,778,750
		41,649,027

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	11

EVENTIDE GILEAD FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2019	2 of 4

Shares		Fair Value

	COMMON STOCK - 84.7% (Continued)
	INTERNET - 5.7%
100,000	Okta, Inc. [1]	$11,537,000
287,000	Palo Alto Networks, Inc. [1]	66,368,750
158,000	Proofpoint, Inc. [1]	18,135,240
573,000	Wayfair, Inc. [1]	51,782,010
		147,823,000

	MACHINERY-DIVERSIFIED - 5.2%
214,000	Roper Technologies, Inc.	75,805,220
759,000	Xylem, Inc.	59,801,610
		135,606,830
	PHARMACEUTICALS - 16.9%
1,801,000	Aimmune Therapeutics, Inc. [1]	60,279,470
1,123,000	Ascendis Pharma A/S - ADR [1]	156,231,760
1,344,376	Collegium Pharmaceutical, Inc. [1]	27,667,258
590,602	Entasis Therapeutics Holdings, Inc. [1,2,4,6]	2,935,292
206,000	GW Pharmaceuticals PLC [1]	21,539,360
1,555,548	Myovant Sciences Ltd. [1]	24,142,105
416,512	Sarepta Therapeutics, Inc. [1]	53,746,708
1,824,000	Zogenix, Inc. [1]	95,085,120
		441,627,073
	RETAIL - 2.6%
565,000	Lowe’s Cos., Inc.	67,664,400

	SEMICONDUCTORS - 5.5%
172,000	ASML Holding NV	50,901,680
450,000	Inphi Corp. [1]	33,309,000
201,000	Lam Research Corp.	58,772,400
		142,983,080
	SOFTWARE - 16.0%
300,000	Datadog, Inc. [1]	11,334,000
785,800	Dynatrace, Inc. [1]	19,880,740
320,000	Elastic NV [1]	20,576,000
1,250,000	Five9, Inc. [1]	81,975,000
350,000	HubSpot, Inc. [1]	55,475,000
92,500	MongoDB, Inc. [1]	12,173,925
100,000	Paycom Software, Inc. [1]	26,476,000
975,000	Smartsheet, Inc. [1]	43,797,000
428,000	Splunk, Inc. [1]	64,101,560
827,000	Twilio, Inc. [1]	81,277,561
		417,066,786
	TRANSPORTATION - 1.7%
135,000	Old Dominion Freight Line, Inc.	25,620,300
220,000	XPO Logistics, Inc. [1]	17,534,000
		43,154,300

	TOTAL COMMON STOCK (Cost $1,478,440,662)	2,209,037,765

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	12

EVENTIDE GILEAD FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2019	3 of 4

Shares		Fair Value

	LIMITED PARTNERSHIPS - 3.5%
	ELECTRIC - 1.5%
824,000	Brookfield Renewable Partners LP	$38,423,120

	ENERGY-ALTERNATIVE SOURCES - 2.0%
996,722	NextEra Energy Partners LP	52,477,413

	TOTAL LIMITED PARTNERSHIPS (Cost $69,444,185)	90,900,533

	PREFERRED STOCK - 1.9%
	PHARMACEUTICALS - 1.9%
179,406	Beta Bionic Series B [1,2,4,5,6]	27,269,712
3,982,940	Peloton Therapeutics, Inc. [1,2,4,6]	3,424,532
7,263,746	Pliant Therapeutics Series B [1,2,3,4,5,6]	12,628,022
3,825,136	Pliant Therapeutics Series C [1,2,3,4,5,6]	6,649,999
	TOTAL PREFERRED STOCK (Cost $52,991,889)	49,972,265

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 2.9%
300,000	Crown Castle International Corp.	42,645,000
110,000	Extra Space Storage, Inc.	11,618,200
635,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	20,434,300
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $44,329,336)	74,697,500

Par Value
	CORPORATE BONDS - 1.2%
15,000,000	Calvert Impact Capital, Inc., 1.50%, 11/13/2020 [2]	15,000,000
15,000,000	Calvert Impact Capital, Inc., 1.75%, 11/15/2021 [2]	15,000,000
	TOTAL CORPORATE BONDS (Cost $30,000,000)	30,000,000

			Expiration Date -
Contracts [8]		Counterparty	Exercise Price	Notional Value

	PUT OPTIONS PURCHASED - 0.1%
5,500	iShares Expanded Tech-Software	Interactive Broker	3/20/2020-$210	$115,500,000	1,485,000

6,000	iShares Expanded Tech-Software	Interactive Broker	5/15/2020-$210	126,000,000	2,880,000
	TOTAL PUT OPTIONS PURCHASED (Cost $3,895,746)				4,365,000

	SHORT-TERM INVESTMENTS - 0.4%
10,746,948	Fidelity Investments Money Market Fund - Institutional Class, 1.49% [7]				10,746,948
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,746,948)				10,746,948

	TOTAL INVESTMENTS - 94.7% (Cost $1,689,848,766)				$2,469,720,011
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.3%				138,234,277
	TOTAL NET ASSETS - 100.0%				$2,607,954,288

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	13

EVENTIDE GILEAD FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2019	4 of 4

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Limited Company

1.	Non-Income producing security.

2.	Illiquid security. As of December 31, 2019, represented 3.30% of Total Net Assets.

3.	Affiliated company - the Fund holds in excess of 5% of the outstanding voting securities of this company.

4.	Security fair valued as of December 31, 2019 in accordance with the procedures approved by the Board of Trustees. Total value of all such securities as December 31, 2019 amounted to $56,139,983, which represents approximately 2.15% of net assets of the Fund.

5.	Private investment.

6.	Restricted security.

7.	Interest rate reflects seven-day effective yield on December 31, 2019.

8.	Each contract is equivalent to 100 shares of the underlying common stock.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	14

EVENTIDE DIVIDEND OPPORTUNITIES FUND
Portfolio of Investments (Unaudited) December 31, 2019	1 of 3

Shares		Fair Value

	COMMON STOCK - 58.6%
	AUTO PARTS & EQUIPMENT - 2.3%
3,700	Aptiv PLC	$351,389
5,400	BorgWarner, Inc.	234,252
		585,641
	BANKS - 7.0%
44,100	First Horizon National Corp.	730,296
5,000	First Republic Bank	587,250
18,700	FNB Corp.	237,490
800	SVB Financial Group [1]	200,832
		1,755,868
	BUILDING MATERIALS - 4.6%
13,500	Johnson Controls International PLC	549,585
4,100	Vulcan Materials Co.	590,359
		1,139,944
	COMMERCIAL SERVICES - 0.7%
2,500	IHS Markit Ltd. [1]	188,375

	ELECTRIC - 7.1%
14,300	Atlantica Yield PLC	377,377
10,800	CMS Energy Corp.	678,672
3,000	NextEra Energy, Inc.	726,480
		1,782,529
	ELECTRONICS - 4.0%
8,700	Agilent Technologies, Inc.	742,197
310	Mettler-Toledo International, Inc. [1]	245,917
		988,114
	ENVIORNMENTAL CONTROL - 2.8%
6,100	Waste Management, Inc.	695,156

	FOOD - 2.5%
7,200	Lamb Weston Holdings, Inc.	619,416

	HEALTHCARE-PRODUCTS - 1.5%
2,500	Zimmer Biomet Holdings, Inc.	374,200

	HOME BUILDERS - 1.1%
5,100	DR Horton, Inc.	269,025

	MACHINERY-DIVERSIFIED - 4.6%
3,600	IDEX Corp.	619,200
6,600	Xylem, Inc.	520,014
		1,139,214
	MISCELLANEOUS MANUFACTURING - 2.2%
4,100	Ingersoll-Rand PLC	544,972

	OFFICE FURNISHINGS - 1.5%
9,200	Herman Miller, Inc.	383,180

	PHARMACEUTICALS - 2.1%
3,900	Zoetis, Inc.	516,165

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	15

EVENTIDE DIVIDEND OPPORTUNITIES FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2019	2 of 3

Shares		Fair Value

	COMMON STOCK - 58.6% (Continued)
	PIPELINES - 3.0%
9,900	ONEOK, Inc.	$749,133

	RETAIL - 2.8%
5,900	Lowe’s Cos., Inc.	706,584

	SEMICONDUCTORS - 4.5%
2,100	ASML Holding NV - ADR	621,474
1,400	KLA Corp.	249,438
3,600	Teradyne, Inc.	245,484
		1,116,396
	SOFTWARE - 3.3%
600	Constellation Software, Inc.	584,448
9,600	Dynatrace, Inc. [1]	242,880
		827,328
	TELECOMMUNICATIONS - 1.0%
1,300	Old Dominion Freight Line, Inc.	246,714

	TOTAL COMMON STOCK (Cost $13,514,591)	14,627,954

	LIMITED PARTNERSHIPS - 7.0%
	ENERGY-ALTERNATIVE SOURCES - 3.2%
15,300	NextEra Energy Partners LP	805,545

	ELECTRIC - 3.8%
20,300	Brookfield Renewable Partners LP	946,589

	TOTAL LIMITED PARTNERSHIPS (Cost $1,375,275)	1,752,134

	PREFERRED STOCK - 1.6%
	REAL ESTATE INVESTMENT TRUST (REIT) - 1.6%
320	Crown Castle International Corp., 6.88%, 8/1/2020
	TOTAL PREFERRED STOCK (Cost $339,240)	410,157

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 18.7%
5,900	Alexandria Real Estate Equities, Inc.	953,322
4,100	Boston Properties, Inc.	565,226
5,200	Crown Castle International Corp.	739,180
1,100	Equinix, Inc.	642,070
30,800	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	991,144
8,800	Prologis, Inc.	784,432
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $4,145,646)	4,675,374

Par Value

	CORPORATE BONDS - 5.7%
	BIOTECHNOLOGY - 0.9%
$161,000	Intercept Pharmaceuticals., 2.00%, 5/15/2026	214,630

	INTERNET - 1.3%
290,000	Palo Alto Networks, Inc., 0.75%, 7/1/2023	320,592

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	16

EVENTIDE DIVIDEND OPPORTUNITIES FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2019	3 of 3

Par Value		Fair Value

	CORPORATE BONDS - 5.7% (Continued)
	INVESTMENT COMPANIES - 0.8%
$210,000	Calvert Impact Financial, Inc., 1.50%, 11/13/2020 [2]	$210,000

	PHARMACEUTICALS - 2.7%
300,000	Neurocrine Biosciences, Inc., 2.25%, 5/15/2024	460,886
108,000	Sarepta Therapeutics, Inc., 1.50%, 11/15/2024	210,331
		671,217

	TOTAL CORPORATE BONDS (Cost $1,304,221)	1,416,439

Shares

	SHORT-TERM INVESTMENT - 2.6%
102,037	Fidelity Investments Money Market Fund - Institutional Class, 1.49% [3]	102,037
545,341	First American Government Obligations - Class U, 1.53% [3]	545,341
	TOTAL SHORT-TERM INVESTMENT (Cost $647,378)	647,378

	TOTAL INVESTMENTS - 94.2% (Cost $21,326,351)	$23,529,436
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.8%	1,446,645
	TOTAL NET ASSETS - 100.0%	$24,976,081

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Limited Company

1.	Non-Income producing security.

2.	Illiquid security. As of December 31, 2019, represented 0.84% of Total Net Assets.

3.	Interest rate reflects seven-day effective yield on December 31, 2019.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	17

EVENTIDE HEALTHCARE &
LIFE SCIENCES FUND
Portfolio of Investments (Unaudited) December 31, 2019	1 of 2

Shares		Fair Value

	COMMON STOCK - 87.8%
	BIOTECHNOLOGY - 35.8%
297,300	Argenx SE - ADR [1]	$47,722,596
1,305,307	AvroBio, Inc. [1]	26,275,830
1,032,000	BioHaven Pharmaceutical Holding Co. Ltd. [1]	56,182,080
462,000	Blueprint Medicines Corp. [1]	37,010,820
947,000	Crinetics Pharmaceuticals, Inc. [1]	23,760,230
1,391,522	Essa Pharma, Inc. [1,2,3,4]	7,270,704
220,000	Exact Sciences Corp. [1]	20,345,600
680,000	Immunovant, Inc. [1]	16,911,600
100,000	Intercept Pharmaceuticals, Inc. [1]	12,392,000
214,843	Karuna Therapeutics, Inc. [1]	16,186,272
1,359,646	Magenta Therapeutics, Inc. [1]	20,612,233
301,000	Mirati Therapeutics, Inc.	38,786,860
270,000	Orchard Therapeutics plc - ADR [1]	3,712,500
1,415,000	Rocket Pharmaceuticals, Inc. [1]	32,205,400
360,000	Sage Therapeutics, Inc. [1]	25,988,400
425,000	Satsuma Pharmaceuticals, Inc. [1]	8,364,000
2,440,000	Stemline Therapeutics, Inc. [1]	25,937,200
930,000	Veracyte, Inc. [1]	25,965,600
1,274,100	Xenon Pharmaceuticals, Inc. [1]	16,703,451
		462,333,376
	HEALTHCARE-PRODUCTS - 0.9%
119,000	Repligen Corp. [1]	11,007,500

	HOLDING COMPANIES-DIVERSIFIED - 0.7%
800,000	ARYA Sciences Acquisition Corp. [1,3]	9,200,000

	PHARMACEUTICALS - 50.4%
350,000	89bio, Inc. [1]	9,201,500
1,283,000	Aimmune Therapeutics, Inc. [1]	42,942,010
575,648	Ascendis Pharma A/S - ADR [1]	80,084,150
1,083,600	Collegium Pharmaceutical, Inc. [1]	22,300,488
288,939	Entasis Therapeutics Holdings, Inc. [1,2,4,6]	1,364,225
720,000	Fennec Pharmaceuticals, Inc. [1]	4,665,600
51,000	Galapagos NV [1]	10,548,330
535,000	Global Blood Therapeutics, Inc. [1]	42,527,150
230,000	GW Pharmaceuticals PLC - ADR [1]	24,048,800
1,680,000	KalVista Pharmaceuticals, Inc. [1,3]	29,920,800
686,234	Karuna Pharmaceuticals, Inc. [1,4]	49,115,826
1,236,000	Momenta Pharmaceuticals, Inc. [1]	24,386,280
621,000	MyoKardia, Inc. [1]	45,261,585
2,570,583	Myovant Sciences Ltd. [1]	39,895,448
353,000	Neurocrine Biosciences, Inc. [1]	37,943,970
579,488	Sarepta Therapeutics, Inc. [1]	74,777,132
1,244,895	Sutro Biopharma, Inc. [1,3]	13,693,845
500,000	uniQure NV [1]	35,830,000

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	18

EVENTIDE HEALTHCARE &
LIFE SCIENCES FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2019	2 of 2

Shares		Fair Value

	COMMON STOCK - 87.8% (Continued)
	PHARMACEUTICALS - 50.4% (Continued)
300,000	Xencor, Inc. [1]	10,317,000
1,017,300	Zogenix, Inc. [1]	53,031,848
		651,855,987
	TOTAL COMMON STOCK (Cost $770,438,778)	1,134,396,863

	PREFERRED STOCK - 4.7%
	PHARMACEUTICALS - 4.7%
122,828	Beta Bionic Series B [1,2,4,5,6]	18,669,856
5,000,000	Goldfinch Biopharma, Inc. [1,2,4,5,6]	4,750,000
1,528,871	Peloton Therapeutics, Inc. [1,2,4,6]	1,314,523
3,631,873	Pliant Therapeutics Series B [1,2,4,5,6]	6,314,011
1,639,344	Pliant Therapeutics Series C [1,2,4,5,6]	2,850,000
1,941,748	Praxis Precision Medicines, Inc. [1,2,4,5,6]	9,500,002
558,382	Satsuma Pharmaceuticals, Inc. [1,2,3,4,6]	10,439,510
428,572	Zeno Pharma LLC Series C [1,2,4,5,6]	7,125,010
	TOTAL PREFERRED STOCK (Cost $54,500,026)	60,962,912

	SHORT-TERM INVESTMENTS - 4.6%
3,101,976	Fidelity Investments Money Market Fund - Institutional Class, 1.49% [7]	3,101,976
56,067,096	First American Government Obligations - Class U, 1.53% [7]	56,067,096
	TOTAL SHORT-TERM INVESTMENTS (Cost $59,169,072)	59,169,072

	TOTAL INVESTMENTS - 97.1% (Cost $884,107,876)	$1,254,528,847
	OTHER ASSETS IN EXCESS OF LIABILITIES – 2.9%	37,951,519
	TOTAL NET ASSETS - 100.0%	$1,292,480,366

ADR - American Depositary Receipt

LLC – Limited Liability Company

PLC - Public Limited Company

1.	Non-Income producing security.

2.	Illiquid security. As of December 31, 2019 represented 5.39% of Total Net Assets.

3.	Affiliated company - the Fund holds in excess of 5% of the outstanding voting securities of this company.

4.	Security fair valued as of December 31, 2019 in accordance with the procedures approved by the Board of Trustees. Total value of all such securities December 31, 2019 amounted to $118,713,667, which represents approximately 9.19% of net assets of the Fund.

5.	Private investment.

6.	Restricted security.

7.	Interest rate reflects seven-day effective yield on December 31, 2019.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	19

EVENTIDE LIMITED-TERM BOND FUND
Portfolio of Investments (Unaudited) December 31, 2019	1 of 5

Shares		Fair Value

	PREFERRED STOCK - 1.6%
	BANKS - 0.8%
7,800	BOK Financial Corp., 5.38%, 6/30/2056	$204,360
6,746	Hancock Whitney Corp., 5.95%, 6/15/2045	173,035
		377,395

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 0.4%
8,236	Public Storage, 5.38%, Perpetual	207,794

	TRUCKING & LEASING - 0.4%
7,782	GATX Corp., 5.63%, 5/30/2066	209,492

	TOTAL PREFERRED STOCK (Cost $779,420)	794,681

Par Value

	CORPORATE BONDS - 26.1%
	BANKS - 1.3%
$400,000	PNC Financial Services Group, Inc., 2.20%, 11/1/2024	401,757
250,000	Truist Financial Corp., 2.13%, 2/1/2021, Quarterly US LIBOR +0.22% [1]	250,019
		651,776
	BIOTECHNOLOGY - 0.8%
400,000	Celgene Corp., 3.25%, 2/20/2023	411,799

	COMPUTERS - 0.9%
450,000	NetApp, Inc., 3.30%, 9/29/2024	465,815

	DIVERSIFIED FINANCIAL SERVICES - 3.6%
350,000	E*TRADE Financial Corp., 2.95%, 8/24/2022	356,706
250,000	Eaton Vance Corp., 3.50%, 4/6/2027	262,646
400,000	Intercontinental Exchange, Inc., 4.00%, 10/15/2023	427,177
200,000	Legg Mason, Inc., 4.75%, 3/15/2026	219,119
250,000	Nasdaq, Inc., 4.25%, 6/1/2024	269,309
300,000	Stifel Financial Corp., 4.25%, 7/18/2024	319,629
		1,854,586

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
400,000	Emerson Electric Co., 2.63%, 12/1/2021	406,920

	INSURANCE - 3.1%
250,000	Aflac, Inc., 2.88%, 10/15/2026	257,376
350,000	CNA Financial Corp., 3.95%, 5/15/2024	374,293
250,000	Fidelity National Financial, Inc., 5.50%, 9/1/2022	269,262
250,000	Old Republic International Corp., 4.88%, 10/1/2024	274,331
375,000	Primerica, Inc., 4.75%, 7/15/2022	397,140
		1,572,402
	MACHINERY - DIVERSIFIED - 0.7%
350,000	Roper Technologies, Inc., 3.65%, 9/15/2023	367,761

	MISCELLANEOUS MANUFACTURING - 0.7%
350,000	Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 6/15/2023	375,173

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	20

EVENTIDE LIMITED-TERM BOND FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2019	2 of 5

Par Value		Fair Value

	CORPORATE BONDS - 26.1% (Continued)
	PIPELINES - 0.8%
$400,000	ONEOK, Inc., 4.25%, 2/1/2022	$415,203

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 6.2%
400,000	Boston Properties LP, 3.13%, 9/1/2023	413,083
450,000	CubeSmart LP, 4.80%, 7/15/2022	475,021
375,000	Duke Realty LP, 3.13%, 9/1/2023	398,887
375,000	Federal Realty Investment Trust, 4.80%, 7/15/2022	383,171
450,000	Healthpeak Properties, Inc., 3.75%, 12/1/2024	480,511
400,000	Kimco Realty Corp., 3.20%, 5/1/2021	405,732
200,000	Prologis LP, 3.75%, 11/1/2025	216,696
400,000	Ventas Realty LP, 3.10%, 1/15/2023	409,690
		3,182,791
	RETAIL - 3.0%
450,000	AutoZone, Inc., 2.88%, 1/15/2023	458,443
250,000	AutoZone, Inc., 3.25%, 4/15/2025	260,842
450,000	Lowe’s Cos., Inc., 3.12%, 4/15/2022	461,109
350,000	O’Reilly Automotive, Inc., 3.60%, 9/1/2027	366,427
		1,546,821
	SEMICONDUCTORS - 1.5%
225,000	KLA-Tencor Corp., 4.65%, 11/1/2024	247,116
250,000	Lam Research Corp., 3.80%, 3/15/2025	267,091
250,000	NVIDIA Corp., 3.20%, 9/16/2026	262,738
		776,945
	TELECOMMUNICATIONS - 0.7%
350,000	Juniper Networks, Inc., 4.50%, 3/15/2024	379,061

	TRANSPORTATION - 2.0%
329,000	JB Hunt Transport Services, Inc., 3.85%, 3/15/2024	347,245
250,000	Kansas City Southern, 3.85%, 11/15/2023	260,150
400,000	Norfolk Southern Corp., 3.00%, 4/1/2022	408,442
		1,015,837

	TOTAL CORPORATE BONDS (Cost $13,179,559)	13,422,890

	MUNICIPAL BONDS - 2.2%
	DELAWARE - 0.1%
35,000	Delaware State Housing Authority, 2.75%, 12/1/2041	35,181

	ILLINOIS - 0.5%
265,000	Cook County Community High School District No. 229 Oak Lawn, 3.00%, 12/1/2020	269,308

	MARYLAND - 0.3%
160,000	Maryland Community Development Administration, 3.24%, 9/1/2048	162,895

	MASSACHUSETTS - 0.4%
20,000	Massachusetts Housing Finance Agency, 3.28%, 12/1/2020	20,252
165,000	Massachusetts Housing Finance Agency, 4.00%, 6/1/2039	174,992
		195,244

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	21

EVENTIDE LIMITED-TERM BOND FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2019	3 of 5

Par Value		Fair Value

	MUNICIPAL BONDS - 2.2% (Continued)
	NEW YORK - 0.5%
$250,000	New York State Housing Finance Agency, 2.20%, 11/1/2024	$248,810

	PENNSYLVANIA - 0.4%
200,000	Pennsylvania Higher Educational Facilities Authority, 4.00%, 6/15/2023	211,966

	TOTAL MUNICIPAL BONDS (Cost $1,108,875)	1,123,404

	AGENCY COLLATERAL CMO - 3.6%
158,880	Fannie Mae Interest Strip, 3.00%, 11/25/2042	162,248
11,879	Fannie Mae REMICS, 2.00%, 7/25/2037	11,849
38,268	Fannie Mae REMICS, 2.50%, 12/25/2028	38,532
229,409	Fannie Mae REMICS, 3.00%, 8/25/2036	235,004
250,000	Fannie Mae REMICS, 3.00%, 12/25/2040	252,775
187,321	Fannie Mae REMICS, 3.00%, 10/25/2042	189,925
162,204	Fannie Mae REMICS, 3.00%, 10/25/2042	166,503
182,051	Fannie Mae REMICS, 3.50%, 10/25/2042	190,596
63,263	Freddie Mac REMICS, 2.25%, 2/15/2028	63,346
177,646	Freddie Mac REMICS, 3.00%, 12/15/2044	183,528
248,656	Freddie Mac REMICS, 3.00%, 6/15/2046	254,982
106,820	Government National Mortgage Association, 3.50%, 7/20/2023	109,813
	TOTAL AGENCY COLLATERAL CMO (Cost $1,839,552)	1,859,101

	ASSET BACKED SECURITIES - 5.5%
171,918	FGLMC Collateral, 3.00%, 5/1/2046	176,235
144,987	FGLMC Collateral, 3.50%, 5/1/2046	151,249
2,655	FHLMC Collateral, 3.89%, 1/1/2024, H15T1Y +2.1390% [1]	2,665
12,040	FHLMC Collateral, 4.47%, 9/1/2022, H15T1Y +2.0950% [1]	12,072
846	FHLMC Collateral, 4.62%, 5/1/2038, Monthly US LIBOR +1.7500% [1]	880
3,247	FHLMC Collateral, 4.84%, 1/1/2024, H15T1Y +2.4210% [1]	3,317
250,000	FNMA Collateral, 2.27%, 9/1/2026	248,360
250,000	FNMA Collateral, 2.60%, 9/1/2024	252,444
250,000	FNMA Collateral, 2.67%, 1/1/2025	253,223
500,000	FNMA Collateral, 2.73%, 2/1/2025	509,915
190,000	FNMA Collateral, 2.90%, 12/1/2027	196,528
156,812	FNMA Collateral, 3.00%, 6/1/2036	161,026
171,513	FNMA Collateral, 3.00%, 5/1/2046	175,712
150,000	FNMA Collateral, 3.94%, 7/1/2021	153,645
1,606	FNMA Collateral, 3.96%, 9/1/2038, Monthly US LIBOR +1.6140% [2]	1,672
22,128	FNMA Collateral, 4.40%, 6/1/2036, Monthly US LIBOR +1.6510% [2]	23,240
55,067	FNMA Collateral, 4.52%, 6/1/2036, H15T1Y +2.1800% [2]	55,265
3,967	FNMA Collateral, 4.55%, 8/1/2034, H15T1Y +2.1700% [2]	4,053
185,715	FNMA Collateral, 4.56%, 5/1/2020	185,436
13,993	FNMA Collateral, 4.75%, 3/1/2038, H15T1Y +2.1960% [2]	14,606
18,821	FNMA Collateral, 4.84%, 7/1/2036, Monthly US LIBOR +1.9050% [2]	19,920
789	GNMA Collateral, 6.50%, 1/15/2024	870
88	GNMA Collateral, 6.50%, 4/15/2026	97
106	GNMA Collateral, 7.00%, 9/15/2023	111

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	22

EVENTIDE LIMITED-TERM BOND FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2019	4 of 5

Par Value		Fair Value

	ASSET BACKED SECURITIES - 5.5% (Continued)
$6,107	GNMA Collateral, 7.00%, 4/15/2028	$6,234
516	GNMA Collateral, 7.50%, 12/15/2023	521
2,719	GNMA2 Collateral, 3.25%, 7/20/2023, H15T1Y +1.5000% [2]	2,775
2,582	GNMA2 Collateral, 3.25%, 8/20/2023, H15T1Y +1.5000% [2]	2,637
2,020	GNMA2 Collateral, 3.25%, 9/20/2024, H15T1Y +1.5000% [2]	2,063
3,087	GNMA2 Collateral, 3.25%, 9/20/2024, H15T1Y +1.5000% [2]	3,166
2,192	GNMA2 Collateral, 3.25%, 7/20/2025, H15T1Y +1.5000% [2]	2,255
9,931	GNMA2 Collateral, 3.25%, 9/20/2030, H15T1Y +1.5000% [2]	9,989
22,243	GNMA2 Collateral, 3.25%, 7/20/2031, H15T1Y +1.5000% [2]	23,182
23,738	GNMA2 Collateral, 3.25%, 7/20/2036, H15T1Y +1.5000% [2]	23,985
18,304	GNMA2 Collateral, 3.25%, 8/20/2041, H15T1Y +1.5000% [2]	18,922
1,106	GNMA2 Collateral, 3.88%, 4/20/2024, H15T1Y +1.5000% [2]	1,111
2,338	GNMA2 Collateral, 3.88%, 5/20/2024, H15T1Y +1.5000% [2]	2,391
13,438	GNMA2 Collateral, 4.00%, 1/20/2023, H15T1Y +1.5000% [2]	13,655
9,991	GNMA2 Collateral, 4.00%, 1/20/2024, H15T1Y +1.5000% [2]	10,191
2,018	GNMA2 Collateral, 4.00%, 2/20/2024, H15T1Y +1.5000% [2]	2,059
2,012	GNMA2 Collateral, 4.00%, 3/20/2024, H15T1Y +1.5000% [2]	2,054
10,961	GNMA2 Collateral, 4.00%, 2/20/2025, H15T1Y +1.5000% [2]	11,223
26,470	GNMA2 Collateral, 4.00%, 1/20/2032, H15T1Y +1.5000% [2]	27,449
3,562	GNMA2 Collateral, 4.12%, 10/20/2022, H15T1Y +1.5000% [2]	3,574
2,633	GNMA2 Collateral, 4.12%, 12/20/2024, H15T1Y +1.5000% [2]	2,690
4,812	GNMA2 Collateral, 4.12%, 12/20/2024, H15T1Y +1.5000% [2]	4,844
3,207	GNMA2 Collateral, 4.12%, 12/20/2032, H15T1Y +1.5000% [2]	3,322
29,301	GNMA2 Collateral, 4.12%, 10/20/2034, H15T1Y +1.5000% [2]	30,413
	TOTAL ASSET BACKED SECURITIES (Cost $2,829,122)	2,813,246

	COMMERCIAL MORTGAGE BACKED SECURITIES - 0.3%
145,693	Freddie Mac Multifamily Structured Pass Through Certificates, 1.58%, 4/25/2022	145,112
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $145,119)	145,112

	U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 52.7%
750,000	Fannie Mae Discount Notes, 0.00%, 1/31/2020	749,938
625,000	Fannie Mae Discount Notes, 0.00%, 2/3/2020	624,129
300,000	Federal Agricultural Mortgage Corp., 1.85%, 9/16/2022	299,311
400,000	Federal Agricultural Mortgage Corp., 2.04%, 6/21/2024	406,629
250,000	Federal Agricultural Mortgage Corp., 2.10%, 6/6/2022	253,031
400,000	Federal Agricultural Mortgage Corp., 2.50%, 1/30/2023	410,508
250,000	Federal Agricultural Mortgage Corp., 2.68%, 2/1/2022	255,543
250,000	Federal Agricultural Mortgage Corp., 2.89%, 4/29/2022	257,388
250,000	Federal Agricultural Mortgage Corp., 3.00%, 2/23/2027	263,587
200,000	Federal Farm Credit Banks, 1.40%, 10/15/2021	199,455
500,000	Federal Farm Credit Banks, 1.49%, 3/30/2020	499,608
400,000	Federal Farm Credit Banks, 1.59%, 12/10/2021	399,695
300,000	Federal Farm Credit Banks, 1.71%, 12/16/2022	300,032
300,000	Federal Farm Credit Banks, 1.88%, 4/12/2022	300,001
300,000	Federal Farm Credit Banks, 2.35%, 2/12/2021	302,617
300,000	Federal Farm Credit Banks, 2.40%, 9/21/2026	308,343
210,000	Federal Farm Credit Banks, 2.83%, 9/7/2021	214,437

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	23

EVENTIDE LIMITED-TERM BOND FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2019	5 of 5

Par Value		Fair Value

	U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 52.7% (Continued)
$125,000	Federal Home Loan Mortgage Corp., 1.50%, 1/17/2020	$124,988
325,000	Federal Home Loan Mortgage Corp., 1.75%, 9/4/2024	322,566
250,000	Federal Home Loan Mortgage Corp., 1.80%, 6/16/2023	249,652
200,000	Federal Home Loan Mortgage Corp., 2.05%, 9/5/2023	199,075
150,000	Federal Home Loan Mortgage Corp., 2.38%, 1/13/2022	152,342
10,000,000	United States Treasury Bill, 0.00%, 1/7/2020	9,998,090
10,000,000	United States Treasury Bill, 0.00%, 1/9/2020	9,997,275
	TOTAL U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $27,064,491)	27,088,240

Shares
	SHORT-TERM INVESTMENT – 2.0%
1,031,942	First American Government Obligations Fund - Class U, 1.53% [3]	1,031,942
	TOTAL SHORT-TERM INVESTMENT (Cost $1,031,942)	1,031,942

	TOTAL INVESTMENTS - 94.0% (Cost $47,978,080)	$48,278,616
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.0%	3,083,977
	TOTAL NET ASSETS - 100.0%	$51,362,593

H15T1Y - US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year

LP - Limited Partnership

1.	Floating rate, rate shown represents the rate at December 31, 2019.

2.	Variable rate, rate shown represents the rate at December 31, 2019.

3.	Interest rate reflects seven-day effective yield on December 31, 2019.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	24

EVENTIDE MULTI-ASSET INCOME FUND
Portfolio of Investments (Unaudited) December 31, 2019	1 of 6

Shares		Fair Value

	COMMON STOCK - 32.5%
	AUTO PARTS & EQUIPMENT - 1.2%
8,000	Aptiv PLC	$759,760
16,800	BorgWarner, Inc.	728,784
		1,488,544
	BANKS - 4.4%
153,200	First Horizon National Corp.	2,536,992
16,700	First Republic Bank	1,961,415
58,100	FNB Corp.	737,870
1,500	SVB Financial Group [1]	376,560
		5,612,837
	BUILDING MATERIALS - 2.2%
34,300	Johnson Controls International PLC	1,396,353
9,800	Vulcan Materials Co.	1,411,102
		2,807,455
	COMMERCIAL SERVICES - 0.4%
6,900	IHS Markit Ltd. [1]	519,915

	ELECTRIC - 4.7%
44,300	Atlantica Yield PLC	1,169,077
36,200	CMS Energy Corp.	2,274,808
10,200	NextEra Energy, Inc.	2,470,032
		5,913,917
	ELECTRONICS - 2.4%
24,000	Agilent Technologies, Inc.	2,047,440
1,300	Mettler-Toledo International, Inc. [2]	1,031,264
		3,078,704
	ENVIRONMENTAL CONTROL - 1.4%
15,200	Waste Management, Inc.	1,732,192

	FOOD - 1.6%
24,300	Lamb Weston Holdings, Inc.	2,090,529

	HEALTHCARE-PRODUCTS - 1.0%
8,700	Zimmer Biomet Holdings, Inc.	1,302,216

	HOME BUILDERS - 0.7%
16,000	DR Horton, Inc.	844,000

	MACHINERY-DIVERSIFIED - 2.3%
5,600	IDEX Corp.	963,200
24,200	Xylem, Inc.	1,906,718
		2,869,918
	MISCELLANEOUS MANUFACTURING - 1.4%
13,300	Ingersoll-Rand PLC	1,767,836

	PHARMACEUTICALS - 0.6%
6,100	Zoetis, Inc.	807,335

	PIPELINES - 1.8%
30,900	ONEOK, Inc.	2,338,203

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	25

EVENTIDE MULTI-ASSET INCOME FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2019	2 of 6

Shares		Fair Value

	COMMON STOCK - 32.5% (Continued)
	RETAIL - 1.8%
19,500	Lowe’s Companies, Inc.	$2,335,320

	SEMICONDUCTORS - 2.6%
6,800	ASML Holding NV	2,012,392
4,300	KLA Corp.	766,131
7,300	Teradyne, Inc.	497,787
		3,276,310
	SOFTWARE - 1.4%
1,100	Constellation Software, Inc.	1,071,488
29,500	Dynatrace, Inc. [1]	746,350
		1,817,838
	TRANSPORTATION - 0.6%
150,000	Old Dominion Freight Line, Inc.	778,098

	TOTAL COMMON STOCK (Cost $37,938,461)	41,381,167

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 11.8%
18,500	Alexandria Real Estate Equities, Inc.	2,989,230
13,400	Boston Properties, Inc.	1,847,324
17,900	Crowne Castle International Corp.	2,544,485
3,500	Equinix, Inc.	2,042,950
95,700	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,079,626
28,100	Prologis, Inc.	2,504,834
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $13,192,400)	15,008,449

	LIMITED PARTNERSHIPS - 4.7%
	ELECTRIC - 2.5%
67,900	Brookfield Renewable Partners LP	3,166,177

	ENERGY-ALTERNATIVE SOURCES - 2.2%
53,900	NextEra Energy Partners LP	2,837,835

	TOTAL LIMITED PARTNERSHIPS (Cost $4,383,063)	6,004,012

Par Value

	CORPORATE BONDS - 25.6%
	BANKS - 2.2%
$775,000	Bank of America Corp., 3.50%, 5/17/2022, Quarterly US LIBOR +0.6300% [2,5]	790,719
290,000	First Horizon National Corp., 3.50%, 12/15/2020	293,246
1,000,000	PNC Financial Services Group, Inc., 2.20%, 11/1/2024	1,004,393
250,000	SCE Federal Credit Union, 2.75%, 7/24/2023, FCPR DLY -2.5000% [2,3,5]	248,313
175,000	Synovus Financial Corp., 3.13%, 11/1/2022	177,201
325,000	Toronto-Dominion Bank, 1.85%, 9/11/2020	325,003
		2,838,875
	BIOTECHNOLOGY - 1.3%
575,000	Intercept Pharmaceuticals, Inc., 2.00%, 5/15/2026	766,537
820,000	Intercept Pharmaceuticals, Inc., 3.25%, 7/1/2023	828,883
		1,595,420

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	26

EVENTIDE MULTI-ASSET INCOME FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2019	3 of 6

Par Value		Fair Value

	CORPORATE BONDS - 25.6% (Continued)
	BUILDING MATERIALS - 1.8%
$400,000	BMC East LLC, 5.50%, 10/1/2024 [4]	$417,166
300,000	Fortune Brands Home & Security, Inc., 4.00%, 9/21/2023	317,230
425,000	Louisiana-Pacific Corp., 4.88%, 9/15/2024	440,583
375,000	Masco Corp., 4.45%, 4/1/2025	407,401
425,000	Masonite International Corp., 5.75%, 9/15/2026 [4]	452,773
265,000	Vulcan Materials Co., 2.56%, 3/1/2021, Quarterly US LIBOR +0.6500% [5]	265,570
		2,300,723
	COMMERCIAL SERVICES - 1.6%
500,000	Ashtead Capital, Inc., 4.13%, 10/1/2024 [4]	515,207
1,000,000	Local Initiatives Support Corp., 3.01%, 3/1/2022	1,013,139
450,000	United Rentals North America, Inc., 5.88%, 9/15/2026	483,874
		2,012,220
	COMPUTERS - 0.5%
550,000	Apple, Inc., 2.85%, 2/23/2023	566,051

	DIVERSIFIED FINANCIAL SERVICES - 1.0%
350,000	Air Lease Corp., 3.50%, 1/15/2022	359,805
700,000	E*TRADE Financial Corp., 2.95%, 8/24/2022	713,413
225,000	Eaton Vance Corp., 3.63%, 6/15/2023	236,411
		1,309,629
	ELECTRIC - 0.8%
350,000	Duke Energy Carolinas LLC, 3.35%, 5/15/2022	361,700
600,000	MidAmerican Energy Co., 3.10%, 5/1/2027	626,230
		987,930
	ENERGY-ALTERNATE SOURCES - 0.3%
400,000	TerraForm Power Operating LLC, 5.00%, 1/31/2028 [4]	423,664

	ENGINEERING & CONSTRUCTION - 0.3%
420,000	MasTec, Inc., 4.88%, 3/15/2023	426,474

	HEALTHCARE-PRODUCTS - 0.3%
400,000	Hill-Rom Holdings, Inc., 4.38%, 9/15/2027 [4]	412,639

	HOME FURNISHINGS - 0.4%
500,000	Tempur Sealy International, Inc., 5.50%, 6/15/2026	527,800

	INSURANCE - 1.0%
575,000	Aflac, Inc., 3.25%, 3/17/2025	603,618
625,000	Brown & Brown, Inc., 4.20%, 9/15/2024	665,286
		1,268,904
	INTERNET - 1.8%
1,600,000	Palo Alto Networks, Inc., 0.75%, 7/1/2023	1,768,785
525,000	VeriSign, Inc., 5.25%, 4/1/2025	579,807
		2,348,592
	INVESTMENT COMPANIES - 0.9%
1,200,000	Calvert Impact Capital, Inc., 1.50%, 11/13/2020 [2,3]	1,200,000

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	27

EVENTIDE MULTI-ASSET INCOME FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2019	4 of 6

Par Value		Fair Value

	CORPORATE BONDS - 25.6% (Continued)
	IRON/STEEL - 0.3%
400,000	Steel Dynamics, Inc., 5.25%, 4/15/2023	407,824

	MACHINERY-DIVERSIFIED - 1.0%
400,000	Mueller Water Products, Inc., 5.50%, 6/15/2026 [4]	422,639
725,000	Roper Technologies, Inc., 3.80%, 12/15/2026	779,922
		1,202,561
	METAL FABRICATE/HARDWARE - 0.3%
400,000	TriMas Corp., 4.88%, 10/15/2025 [4]	412,750

	MULTI-NATIONAL - 0.3%
325,000	European Investment Bank, 2.50%, 10/15/2024	336,226

	PHARMACEUTICALS - 1.8%
1,000,000	Neurocrine Biosciences, Inc., 2.25%, 5/15/2024	1,536,287
375,000	Sarepta Therapeutics, Inc., 1.50%, 11/15/2024	730,312
		2,266,599
	PRIVATE EQUITY - 0.8%
1,000,000	Hercules Capital, Inc., 4.63%, 10/23/2022	1,008,469

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 4.2%
675,000	Alexandria Real Estate Equities, Inc., 3.80%, 4/15/2026	722,239
425,000	AvalonBay Communities, Inc., 2.95%, 5/11/2026	438,544
750,000	Crown Castle International Corp., 3.65%, 9/1/2027	794,408
500,000	Digital Realty Trust LP, 3.95%, 7/1/2022	520,802
500,000	Hat Holdings I LLC, 5.25%, 7/15/2024 [4]	526,667
440,000	Highwoods Realty LP, 3.20%, 6/15/2021	445,746
650,000	Kilroy Realty LP, 4.75%, 12/15/2028	738,223
375,000	Mid-America Apartments LP, 3.60%, 6/1/2027	398,342
750,000	Welltower, Inc., 2.70%, 2/15/2027	753,927
		5,338,898
	RETAIL - 0.7%
450,000	AutoNation, Inc., 3.50%, 11/15/2024	464,217
425,000	Penske Auto Group, Inc., 5.75%, 10/1/2022	431,903
		896,120
	SOFTWARE - 0.3%
400,000	Open Text Corp., 5.88%, 6/1/2026 [4]	428,740

	TELECOMMUNICATIONS - 0.7%
750,000	Verizon Communications, Inc., 3.88%, 2/8/2029	828,023

	TEXTILES - 0.3%
300,000	Mohawk Industries, Inc., 3.85%, 2/1/2023	312,942

	TRANSPORTATION - 0.7%
715,000	Kansas City Southern, 2.88%, 11/15/2029	714,852
188,000	XPO Logistics, Inc., 6.50%, 6/15/2022 [4]	191,907
		906,759
	TOTAL CORPORATE BONDS (Cost $31,304,536)	32,564,832

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	28

EVENTIDE MULTI-ASSET INCOME FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2019	5 of 6

Par Value		Fair Value

	MUNICIPAL BONDS - 1.1%
	CALIFORNIA - 1.0%
$1,000,000	California Health Facilities Financing Authority, 1.90%, 6/1/2021	$999,835
200,000	City of Los Angeles CA Wastewater System Revenue, 3.69%, 6/1/2032	211,657
100,000	City of Napa CA Solid Waste Revenue, 2.33%, 8/1/2025	100,081
		1,311,573
	HAWAII - 0.1%
150,000	City & County of Honolulu, HI, 2.52%, 10/1/2026	152,433

	NEW YORK - 0.0%
25,000	City of Auburn, NY, 2.63%, 3/1/2020	25,006

	TOTAL MUNICIPAL BONDS (Cost $1,476,192)	1,489,012

	ASSET BACKED SECURITIES - 15.3%
824,448	FGLMC Collateral, 3.00%, 12/1/2032	848,155
712,670	FGLMC Collateral, 3.50%, 11/1/2044	746,051
973,910	FGLMC Collateral, 3.50%, 2/1/2048	1,014,036
281,629	FGLMC Collateral, 4.00%, 5/1/2032	294,508
339,403	FGLMC Collateral, 4.00%, 11/1/2045	360,038
508,894	FHLMC Collateral, 3.00%, 3/1/2034	521,807
1,186,704	FNMA Collateral, 2.50%, 10/1/2043	1,181,353
929,337	FNMA Collateral, 3.00%, 12/1/2045	957,017
1,170,883	FNMA Collateral, 3.00%, 11/1/2046	1,199,558
922,686	FNMA Collateral, 3.00%, 2/1/2047	950,593
1,210,148	FNMA Collateral, 3.00%, 8/1/2049	1,229,326
317,471	FNMA Collateral, 3.50%, 6/1/2027	329,048
542,932	FNMA Collateral, 3.50%, 1/1/2046	567,008
379,149	FNMA Collateral, 3.50%, 9/1/2047	393,770
1,040,959	FNMA Collateral, 3.50%, 2/1/2048	1,080,699
625,109	FNMA Collateral, 3.50%, 3/1/2048	646,595
969,975	FNMA Collateral, 3.50%, 6/1/2049	997,767
808,093	FNMA Collateral, 3.50%, 6/1/2049	831,421
343,640	FNMA Collateral, 4.00%, 7/1/2033	359,057
342,927	FNMA Collateral, 4.00%, 11/1/2047	360,716
784,843	FNMA Collateral, 4.00%, 11/1/2048	816,756
968,791	FNMA Collateral, 4.00%, 2/1/2049	1,007,730
1,084,638	FNMA Collateral, 4.00%, 6/1/2049	1,127,900
190,852	FNMA Collateral, 4.50%, 6/1/2044	207,277
1,224,632	GNMA2 Collateral, 3.00%, 1/20/2046	1,266,993
243,510	Option One Mortgage Loan Trust, 2.47%, 11/25/2034, Monthly US LIBOR +0.6800% [5]	235,635
	TOTAL ASSET BACKED SECURITIES (Cost $19,299,959)	19,530,814

	COMMERCIAL MORTGAGE BACKED SECURITIES - 1.6%
1,000,000	FHLMC Multifamily Structured Pass Through Certs, 2.41%, 8/25/2029	997,682
1,000,000	FHLMC Multifamily Structured Pass Through Certs, 2.94%, 4/25/2029	1,040,408
2,875	WFRBS Commercial Mortgage Trust 2014-LC14, 2.86%, 3/15/2047	2,512
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $2,060,568)	2,040,602

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	29

EVENTIDE MULTI-ASSET INCOME FUND
Portfolio of Investments (Unaudited) (Continued) December 31, 2019	6 of 6

Par Value		Fair Value

	U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 0.8%
$1,000,000	Federal Farm Credit Banks Funding Corp., 2.58%, 6/15/2027	$1,039,959
	TOTAL U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $1,042,581)	1,039,959

Shares

	SHORT-TERM INVESTMENTS - 0.1%
101,590	Fidelity Investments Money Market Fund - Institutional Class, 1.49% [6]	101,590
	TOTAL SHORT-TERM INVESTMENTS (Cost $101,590)	101,590

	TOTAL INVESTMENTS - 93.5% (Cost $110,799,350)	$119,160,437
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.5%	8,302,843
	TOTAL NET ASSETS - 100.0%	$127,463,280

FCPR - Federal Reserve Bank Prime Loan Rate US

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

1.	Non-Income producing security.

2.	Variable rate, rate shown represents the rate at December 31, 2019.

3.	Illiquid security. Total value of all such securities as of December 31, 2019 amounted to $1,448,313 and represented 1.14% of Total Net Assets.

4.	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 3.30% of total net assets. The securities may be resold in transactions exempt from registration typically only to a qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

5.	Floating rate, rate shown represents the rate at December 31, 2019.

6.	Interest rate reflects seven-day effective yield on December 31, 2019.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	30

EVENTIDE FUNDS
Statements of Assets and Liabilities (Unaudited) December 31, 2019	1 of 2

		Eventide	Eventide
		Dividend	Healthcare &	Eventide	Eventide
	Eventide Gilead	Opportunities	Life Sciences	Limited-Term	Multi-Asset
	Fund	Fund	Fund	Bond Fund	Income Fund

ASSETS
Investment securities:
Unaffiliated investments at cost	$1,649,917,608	$21,326,351	$826,325,527	$47,978,080	$110,799,350
Affiliated investments at cost	39,931,158	—	57,782,349	—	—
Investments at cost	1,689,848,766	21,326,351	884,107,876	47,978,080	110,799,350
Unaffiliated investments at value	$2,419,602,790	$23,529,436	$1,184,003,988	$48,278,616	$119,160,437
Affiliated investments at value	50,117,221	—	70,524,859	—	—
Total investments at value	2,469,720,011	23,529,436	1,254,528,847	48,278,616	119,160,437
Cash held at custodian	138,673,752	1,350,142	35,000,000	2,882,705	6,983,944
Cash held at broker	54,147	—	109,789	—	103,727
Receivable for securities sold	—	—	1,103,499	450	830,651
Receivable for Fund shares sold	4,223,645	14,465	3,966,330	103,275	175,497
Dividends and interest receivable	1,036,067	66,031	104,262	171,656	583,540
Due from Management	—	—	—	5,463	—
Prepaid expenses and other assets	149,381	38,027	131,171	17,052	62,246
TOTAL ASSETS	2,613,857,003	24,998,101	1,294,943,898	51,459,217	127,900,042

LIABILITIES
Payable for Fund shares repurchased	2,310,757	221	1,107,786	79,437	292,557
Management fees payable	2,182,364	6,518	1,178,593	—	70,488
Distribution (12b-1) fees payable	1,051,159	—	93,429	—	27,913
Payable to related parties	206,104	2,094	81,396	4,406	12,358
Accrued expenses and other liabilities	152,331	13,187	2,328	12,781	33,446
TOTAL LIABILITIES	5,902,715	22,020	2,463,532	96,624	436,762
NET ASSETS	$2,607,954,288	$24,976,081	$1,292,480,366	$51,362,593	$127,463,280

Composition of Net Assets:
Paid in capital	$1,838,687,764	$22,844,959	$880,703,981	$51,159,083	$117,838,350
Accumulated earnings	769,266,524	2,131,122	411,776,385	203,510	9,624,930
NET ASSETS	$2,607,954,288	$24,976,081	$1,292,480,366	$51,362,593	$127,463,280

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	31

EVENTIDE FUNDS
Statements of Assets and Liabilities (Unaudited) (Continued) December 31, 2019	2 of 2

		Eventide
		Dividend	Eventide	Eventide	Eventide
	Eventide Gilead	Opportunities	Healthcare & Life	Limited-Term	Multi-Asset
	Fund	Fund	Sciences Fund	Bond Fund	Income Fund

Net Asset Value Per Share:
Class N Shares:
Net Assets	$519,105,715	$10,815,219	$181,365,817	$23,416,182	$19,832,322
Shares of beneficial interest outstanding [1]	12,649,033	969,437	4,394,428	2,240,937	1,735,639
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share [2]	$41.04	$11.16	$41.27	$10.45	$11.43

Class A Shares:
Net Assets	$266,532,275	$1,939,434	$161,012,607	$15,991,104	$10,436,017
Shares of beneficial interest outstanding [1]	6,525,604	173,998	3,922,085	1,525,880	913,479
Net asset value (Net Assets ÷ Shares Outstanding), and redemption price per share [2]	$40.84	$11.15	$41.05	$10.48	$11.42

Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$43.33	$11.83	$43.55	$11.12	$12.12

Class C Shares:
Net Assets	$263,120,646	$641,983	$104,333,791	$171,709	$7,140,284
Shares of beneficial interest outstanding [1]	7,026,836	57,680	2,690,455	16,455	626,875
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share [2]	$37.45	$11.13	$38.78	$10.44	$11.39

Class I Shares:
Net Assets	$1,559,195,652	$11,579,445	$845,768,151	$11,783,598	$90,054,657
Shares of beneficial interest outstanding [1]	37,188,908	1,038,025	20,195,453	1,100,615	7,880,119
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share [2]	$41.93	$11.16	$41.88	$10.71	$11.43

1.	Unlimited number of shares of beneficial interest authorized, no par value.

2.	Redemptions made in the Eventide Healthcare & Life Sciences Fund within 180 days of purchased may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	32

EVENTIDE FUNDS
Statements of Operations (Unaudited)	1 of 2
For the Six Months Ended December 31, 2019

		Eventide	Eventide
	Eventide	Dividend	Healthcare &
	Gilead Fund	Opportunities Fund	Life Sciences Fund

INVESTMENT INCOME
Dividend income	$8,341,242	$256,579	$—
Interest	2,456,798	27,895	287,927
Less: Foreign dividend withholding taxes	(212,580)	(5,732)	—
TOTAL INVESTMENT INCOME	10,585,460	278,742	287,927

EXPENSES
Management fees	12,538,841	74,543	5,767,359
Distribution (12b-1) fees:
Class N	540,551	8,942	143,850
Class A	326,868	1,585	167,660
Class C	1,289,639	3,017	423,943
Shareholder servicing fees	1,104,000	8,571	441,600
Administrative fees	403,454	4,941	168,156
Management services fees	327,427	5,141	136,257
Transfer agent fees	179,093	2,760	71,874
Printing and postage expenses	167,365	5,294	74,104
Custodian fees	52,884	4,386	22,822
Registration fees	46,000	18,400	36,800
Insurance expense	35,880	368	13,610
Compliance officer fees	35,085	4,083	14,065
Audit fees	12,602	6,175	8,444
Legal fees	10,666	7,058	10,585
Trustees fees and expenses	6,050	6,050	6,050
Other expenses	3,932	2,521	4,771
TOTAL EXPENSES	17,080,337	163,835	7,511,950

Less: Fees waived/reimbursed by the Manager	—	(53,033)	—
NET EXPENSES	17,080,337	110,802	7,511,950

NET INVESTMENT INCOME (LOSS)	(6,494,877)	167,940	(7,224,023)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Unaffiliated investments	(8,196,207)	148,866	75,317,797
Affiliated investments	(545,462)	—	(10)
Options written	934,041	—	—
Foreign currency transactions	—	(48)	—
Net realized gain (loss)	(7,807,628)	148,818	75,317,787
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	48,129,961	1,399,376	125,848,972
Affiliated investments (See Note 5)	1,713,991	—	2,344,322
Foreign currency translations	—	2	—
Net change in unrealized appreciation	49,843,952	1,399,378	128,193,294

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	42,036,324	1,548,196	203,511,081

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,541,497	$1,716,136	$196,287,058

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	33

EVENTIDE FUNDS
Statements of Operations (Unaudited) (Continued)	2 of 2

	Eventide	Eventide
	Limited-Term	Multi-Asset
	Bond Fund	Income Fund

INVESTMENT INCOME
Dividend income	$41,354	$870,610
Interest	271,623	915,949
Less: Foreign dividend withholding taxes	—	(14,211)
TOTAL INVESTMENT INCOME	312,977	1,772,348

EXPENSES
Management fees	46,414	431,712
Distribution (12b-1) fees:
Class N	1,927	18,131
Class A	18,143	11,773
Class C	721	33,058
Registration fees	16,560	16,560
Shareholder servicing fees	11,594	39,573
Compliance officer fees	8,950	7,651
Printing and postage expenses	7,562	17,325
Legal fees	7,058	9,325
Audit fees	6,175	7,183
Trustees fees and expenses	6,050	6,050
Management services fees	5,383	17,693
Administrative fees	5,227	33,600
Custodian fees	3,630	7,058
Transfer agent fees	1,663	13,211
Insurance expense	368	368
Other expenses	2,521	2,521
TOTAL EXPENSES	149,946	672,792

Less: Fees waived/reimbursed by the Manager	(59,508)	(47,479)
NET EXPENSES	90,438	625,313

NET INVESTMENT INCOME	222,539	1,147,035

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	129,185	1,373,194
Foreign currency transactions	—	(156)
Net realized gain	129,185	1,373,038
Net change in unrealized appreciation (depreciation) on:
Investments	(8,059)	4,644,593
Foreign currency translations	—	70
Net change in unrealized appreciation (depreciation)	(8,059)	4,644,663

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	121,126	6,017,701

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$343,665	$7,164,736

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	34

EVENTIDE GILEAD FUND
Statements of Changes in Net Assets	1 of 2

	For the
	Six Months Ended	For the
	December 31, 2019	Year Ended
	(Unaudited)	June 30, 2019

FROM OPERATIONS
Net investment loss	$(6,494,877)	$(7,652,596)
Net realized gain (loss) from investments and options written	(7,807,628)	152,860,269
Net change in unrealized appreciation on investments	49,843,952	192,757,471
Net increase in net assets resulting from operations	35,541,447	337,965,144

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class N	(15,790,226)	(19,181,105)
Class A	(8,342,435)	(11,036,485)
Class C	(8,983,382)	(11,174,372)
Class I	(47,276,330)	(49,778,849)
Total distributions to shareholders	(80,392,373)	(91,170,811)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	68,950,494	283,714,905
Class A	25,853,942	71,224,916
Class C	13,801,908	42,656,431
Class I	257,605,422	590,634,269
Net asset value of shares issued in reinvestment of distributions:
Class N	14,446,702	17,616,852
Class A	7,291,623	9,444,593
Class C	8,577,560	10,688,375
Class I	40,684,962	43,608,403
Payments for shares repurchased:
Class N	(190,563,963)	(149,555,965)
Class A	(35,984,647)	(107,540,171)
Class C	(18,896,542)	(41,203,839)
Class I	(193,882,777)	(271,813,729)
Net increase (decrease) in net assets from shares of beneficial interest	(2,115,316)	499,475,040

TOTAL INCREASE (DECREASE) IN NET ASSETS	(46,966,242)	746,269,373

NET ASSETS
Beginning of Period	2,654,920,530	1,908,651,157
End of Period	$2,607,954,288	$2,654,920,530

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	35

EVENTIDE GILEAD FUND
Statements of Changes in Net Assets (Continued)	2 of 2

	For the
	Six Months Ended	For the
	December 31, 2019	Year Ended
	(Unaudited)	June 30, 2019

SHARE ACTIVITY
Class N:
Shares Sold	1,693,466	7,209,971
Shares Reinvested	358,924	554,512
Shares Repurchased	(4,716,144)	(3,973,802)
Net increase (decrease) in shares of beneficial interest outstanding	(2,663,754)	3,790,681

Class A:
Shares Sold	638,654	1,863,802
Shares Reinvested	182,018	298,501
Shares Repurchased	(887,427)	(2,852,133)
Net decrease in shares of beneficial interest outstanding	(66,755)	(689,830)

Class C:
Shares Sold	370,805	1,190,022
Shares Reinvested	233,467	364,542
Shares Repurchased	(510,544)	(1,170,881)
Net increase in shares of beneficial interest outstanding	93,728	383,683

Class I:
Shares Sold	6,242,420	15,251,197
Shares Reinvested	989,420	1,347,186
Shares Repurchased	(4,690,670)	(7,149,015)
Net increase in shares of beneficial interest outstanding	2,541,170	9,449,368

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	36

EVENTIDE DIVIDEND OPPORTUNITIES FUND
Statements of Changes in Net Assets	1 of 2

	For the
	Six Months Ended	For the
	December 31, 2019	Year Ended
	(Unaudited)	June 30, 2019

FROM OPERATIONS
Net investment income	$167,940	$294,546
Net realized gain (loss) from investments and foreign currency transactions	148,818	(257,664)
Net change in unrealized appreciation on investments and foreign currency translations	1,399,378	1,220,098
Net increase in net assets resulting from operations	1,716,136	1,256,980

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class N	(75,719)	(101,646)
Class A	(10,746)	(12,211)
Class C	(2,488)	(4,671)
Class I	(90,566)	(120,018)
Return of Capital
Class N	—	(9,509)
Class A	—	(1,255)
Class C	—	(712)
Class I	—	(10,374)
Total distributions to shareholders	(179,519)	(260,396)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	5,117,884	3,220,015
Class A	963,330	483,883
Class C	77,066	242,845
Class I	4,988,077	4,188,086
Net asset value of shares issued in reinvestment of distributions:
Class N	71,881	102,075
Class A	9,651	11,364
Class C	2,102	4,547
Class I	74,736	111,418
Payments for shares repurchased:
Class N	(2,310,160)	(1,452,144)
Class A	(89,765)	(104,186)
Class C	(22,499)	(33,791)
Class I	(2,087,231)	(2,303,561)
Net increase in net assets from shares of beneficial interest	6,795,072	4,470,551

TOTAL INCREASE IN NET ASSETS	8,331,689	5,467,135

NET ASSETS
Beginning of Period	16,644,392	11,177,257
End of Period	$24,976,081	$16,644,392

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	37

EVENTIDE DIVIDEND OPPORTUNITIES FUND
Statements of Changes in Net Assets (Continued)	2 of 2

	For the
	Six Months Ended	For the
	December 31, 2019	Year Ended
	(Unaudited)	June 30, 2019
SHARE ACTIVITY
Class N:
Shares Sold	477,057	327,236
Shares Reinvested	6,579	10,114
Shares Repurchased	(213,901)	(147,976)
Net increase in shares of beneficial interest outstanding	269,735	189,374

Class A:
Shares Sold	89,070	48,924
Shares Reinvested	879	1,122
Shares Repurchased	(8,331)	(10,590)
Net increase in shares of beneficial interest outstanding	81,618	39,456

Class C:
Shares Sold	7,301	24,307
Shares Reinvested	194	447
Shares Repurchased	(2,071)	(3,476)
Net increase in shares of beneficial interest outstanding	5,424	21,278

Class I:
Shares Sold	464,125	427,285
Shares Reinvested	6,835	11,094
Shares Repurchased	(194,272)	(239,704)
Net increase in shares of beneficial interest outstanding	276,688	198,675

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	38

EVENTIDE HEALTHCARE &
LIFE SCIENCES FUND
Statements of Changes in Net Assets	1 of 2

	For the
	Six Months Ended	For the
	December 31, 2019	Year Ended
	(Unaudited)	June 30, 2019

FROM OPERATIONS
Net investment loss	$(7,224,023)	$(11,495,137)
Net realized gain from investments	75,317,787	36,815,195
Net change in unrealized appreciation on investments	128,193,294	47,149,426
Net increase in net assets resulting from operations	196,287,058	72,469,484

DISTRIBUTIONS TO SHAREHOLDERS
Class N	(3,559,934)	(6,577,525)
Class A	(3,322,892)	(8,379,694)
Class C	(2,284,943)	(4,735,954)
Class I	(17,082,430)	(28,862,445)
Total distributions to shareholders	(26,250,199)	(48,555,618)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	46,205,428	111,518,855
Class A	13,119,269	53,413,055
Class C	7,463,799	21,411,134
Class I	125,054,447	451,558,943
Net asset value of shares issued in reinvestment of distributions:
Class N	3,230,263	5,875,000
Class A	2,890,392	7,320,069
Class C	2,125,066	4,327,837
Class I	12,912,254	20,077,410
Redemption fee proceeds:
Class N	44,924	133,522
Class A	41,905	162,429
Class C	26,356	89,870
Class I	213,510	584,898
Payments for shares repurchased:
Class N	(37,695,894)	(63,426,053)
Class A	(19,472,839)	(55,459,491)
Class C	(6,787,339)	(15,323,527)
Class I	(110,734,321)	(173,213,640)
Net increase in net assets from shares of beneficial interest	38,637,220	369,050,311

TOTAL INCREASE IN NET ASSETS	208,674,079	392,964,177

NET ASSETS
Beginning of Period	1,083,806,287	690,842,110
End of Period	$1,292,480,366	$1,083,806,287

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	39

EVENTIDE HEALTHCARE &
LIFE SCIENCES FUND
Statements of Changes in Net Assets (Continued)	2 of 2

	For the
	Six Months Ended	For the
	December 31, 2019	Year Ended
	(Unaudited)	June 30, 2019

SHARE ACTIVITY
Class N:
Shares Sold	1,310,497	3,230,281
Shares Reinvested	80,939	217,270
Shares Repurchased	(1,150,332)	(1,989,561)
Net increase in shares of beneficial interest outstanding	241,104	1,457,990

Class A:
Shares Sold	375,943	1,586,200
Shares Reinvested	72,806	271,919
Shares Repurchased	(585,616)	(1,675,230)
Net increase (decrease) in shares of beneficial interest outstanding	(136,867)	182,889

Class C:
Shares Sold	231,190	662,306
Shares Reinvested	56,653	168,726
Shares Repurchased	(214,219)	(487,717)
Net increase in shares of beneficial interest outstanding	73,624	343,315

Class I:
Shares Sold	3,621,082	13,180,549
Shares Reinvested	318,900	733,555
Shares Repurchased	(3,342,534)	(5,482,789)
Net increase in shares of beneficial interest outstanding	597,448	8,431,315

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	40

EVENTIDE LIMITED - TERM BOND FUND
Statements of Changes in Net Assets	1 of 2

	For the
	Six Months Ended	For the	For the
	December 31, 2019	Period Ended	Year Ended
	(Unaudited)	June 30, 2019 [1]	October 31, 2018

FROM OPERATIONS
Net investment income	$222,539	$249,254	$413,095
Net realized gain (loss) from investments	129,185	(225,546)	20,293
Net change in unrealized appreciation (depreciation) on investments	(8,059)	888,995	(823,312)
Net increase (decrease) in net assets resulting from operations	343,665	912,703	(389,924)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class N [2]	(20,151)	(9,360)	—
Class A	(146,444)	(247,907)	(448,233)
Class C [2]	(1,055)	(384)	—
Class I	(69,005)	(25,983)	(23,839)
Total distributions to shareholders	(236,655)	(283,634)	(472,072)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N [2]	22,292,506	1,663,518	—
Class A	4,356,025	7,451,500	7,685,611
Class C [2]	137,710	70,039	—
Class I	10,155,458	2,769,902	682,738
Net asset value of shares issued in reinvestment of distributions:
Class N [2]	20,151	9,360	—
Class A	144,208	244,945	441,196
Class C [2]	886	384	—
Class I	65,770	24,878	22,258
Redemption fee proceeds:	—	—	2,777
Payments for shares repurchased:
Class N [2]	(581,287)	(18,905)	—
Class A	(2,575,877)	(11,455,342)	(15,592,123)
Class C [2]	(39,145)	—	—
Class I	(1,679,150)	(652,347)	(527,205)
Net increase (decrease) in net assets from shares of beneficial interest	32,297,255	107,932	(7,284,748)

TOTAL INCREASE (DECREASE) IN NET ASSETS	32,404,265	737,001	(8,146,744)
NET ASSETS
Beginning of Period	$18,958,328	$18,221,327	$26,368,071
End of Period	$51,362,593	$18,958,328	$18,221,327

1.	Represents the period November 1, 2018 through June 30, 2019. See Note 1.

2.	Class N and Class C commenced operations on December 14, 2018.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	41

EVENTIDE LIMITED - TERM BOND FUND
Statements of Changes in Net Assets (Continued)	2 of 2

	For the
	Six Months Ended	For the	For the
	December 31, 2019	Period Ended	Year Ended
	(Unaudited)	June 30, 2019[1]	October 31, 2018

SHARE ACTIVITY
Class N: [2]
Shares Sold	2,132,922	162,683	—
Shares Reinvested	1,928	908	—
Shares Repurchased	(55,670)	(1,834)	—
Net increase in shares of beneficial interest outstanding	2,079,180	161,757	—

Class A:
Shares Sold	419,106	734,713	751,487
Shares Reinvested	13,756	24,042	43,104
Shares Repurchased	(248,986)	(1,126,046)	(1,525,196)
Net increase (decrease) in shares of beneficial interest outstanding	183,876	(367,291)	(730,605)

Class C: [2]
Shares Sold	13,199	6,866	—
Shares Reinvested	85	37	—
Net increase in shares of beneficial interest outstanding	9,552	6,903	—

Class I:
Shares Sold	947,376	263,264	65,499
Shares Reinvested	6,141	2,376	2,140
Shares Repurchased	(156,575)	(62,305)	(50,869)
Net increase in shares of beneficial interest outstanding	796,942	203,335	16,770

1.	Represents the period November 1, 2018 through June 30, 2019. See Note 1.

2.	Class N and Class C commenced operations on December 14, 2018.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	42

EVENTIDE MULTI - ASSET INCOME FUND
Statements of Changes in Net Assets	1 of 2

	For the
	Six Months Ended	For the
	December 31, 2019	Year Ended
	(Unaudited)	June 30, 2019

FROM OPERATIONS
Net investment income	$1,147,035	$3,017,300
Net realized gain (loss) from investments and foreign securities transactions	1,373,038	(936,158)
Net change in unrealized appreciation on investments, and foreign currency translations	4,644,663	4,132,248
Net increase in net assets resulting from operations	7,164,736	6,213,390

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class N	(232,082)	(399,754)
Class A	(118,578)	(253,993)
Class C	(59,125)	(118,555)
Class I	(1,150,858)	(1,947,713)
Return of Capital
Class N	—	(155,049)
Class A	—	(85,762)
Class C	—	(46,297)
Class I	—	(778,430)
Total distributions to shareholders	(1,560,643)	(3,785,553)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	5,406,939	8,102,569
Class A	1,990,110	1,591,604
Class C	1,448,009	1,672,331
Class I	19,494,387	34,761,568
Net asset value of shares issued in reinvestment of distributions:
Class N	189,630	416,882
Class A	97,620	283,285
Class C	49,030	143,266
Class I	806,619	1,937,188
Payments for shares repurchased:
Class N	(3,730,818)	(8,751,525)
Class A	(919,059)	(5,104,721)
Class C	(859,779)	(2,432,488)
Class I	(13,740,133)	(35,732,040)
Net increase (decrease) in net assets from shares of beneficial interest	10,232,555	(3,112,081)

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,836,648	(684,244)

NET ASSETS
Beginning of Period	$111,626,632	$112,310,876
End of Period	$127,463,280	$111,626,632

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	43

EVENTIDE MULTI - ASSET INCOME FUND
Statements of Changes in Net Assets (Continued)	2 of 2

	For the
	Six Months Ended	For the
	December 31, 2019	Year Ended
	(Unaudited)	June 30, 2019

SHARE ACTIVITY
Class N:
Shares Sold	483,586	767,481
Shares Reinvested	16,977	39,847
Shares Repurchased	(334,623)	(847,735)
Net increase (decrease) in shares of beneficial interest outstanding	165,940	(40,407)

Class A:
Shares Sold	178,003	151,463
Shares Reinvested	8,734	27,116
Shares Repurchased	(82,603)	(491,232)
Net increase (decrease) in shares of beneficial interest outstanding	104,134	(312,653)

Class C:
Shares Sold	129,625	160,219
Shares Reinvested	4,404	13,766
Shares Repurchased	(77,269)	(234,574)
Net increase (decrease) in shares of beneficial interest outstanding	56,760	(60,589)

Class I:
Shares Sold	1,744,768	3,331,275
Shares Reinvested	72,159	185,107
Shares Repurchased	(1,233,813)	(3,477,735)
Net increase in shares of beneficial interest outstanding	583,114	38,647

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	44

EVENTIDE GILEAD FUND
Financial Highlights (Class N) December 31 2019

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class N
	Six Months
	Ended		Year	Year	Year	Year	Year
	December 31,		Ended	Ended	Ended	Ended	Ended
	2019		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$41.75		$37.80	$29.99	$23.38	$29.19	$24.74
Activity from investment operations:
Net investment loss [1]	(0.11)		(0.14)	(0.06)	(0.02)	(0.10)	(0.14)
Net realized and unrealized gain (loss) on investments	0.72		5.80	7.87	6.63	(5.42)	4.63
Total from investment operations	0.61		5.66	7.81	6.61	(5.52)	4.49
Less distributions from:
Net realized gains	(1.32)		(1.71)	—	—	(0.29)	(0.04)
Total distributions	(1.32)		(1.71)	—	—	(0.29)	(0.04)
Paid-in-Capital From Redemption Fees [1]	—		—	—	—	—	0.00 [5]
Net asset value, end of period	$41.04		$41.75	$37.80	$29.99	$23.38	$29.19
Total return [2]	1.49	% [6]	16.41%	26.04%	28.27%	(18.99)%	18.20%
Net assets, at end of period (000s)	$519,106		$639,372	$435,526	$327,587	$355,450	$659,296
Ratio of net expenses to average net after expense reimbursement [3]	1.38	% [7]	1.39%	1.39%	1.40%	1.39%	1.35%
Ratio of net investment loss to average net assets [3,4]	(0.55	%) [7]	(0.37%)	(0.16%)	(0.06%)	(0.36%)	(0.51%)
Portfolio Turnover Rate	15	% [6]	38%	24%	26%	28%	21%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

3.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

4.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

5.	Amount represents less than $0.01 per share.

6.	Not annualized.

7.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	45

EVENTIDE GILEAD FUND
Financial Highlights (Class A) December 31 2019

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class A
	Six Months
	Ended		Year	Year	Year	Year	Year
	December 31,		Ended	Ended	Ended	Ended	Ended
	2019		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$41.57		$37.66	$29.89	$23.32	$29.13	$24.69
Activity from investment operations:
Net investment loss [1]	(0.12)		(0.16)	(0.07)	(0.03)	(0.10)	(0.15)
Net realized and unrealized gain (loss) on investments	0.71		5.78	7.84	6.60	(5.42)	4.63
Total from investment operations	0.59		5.62	7.77	6.57	(5.52)	4.48
Less distributions from:
Net realized gains	(1.32)		(1.71)	—	—	(0.29)	(0.04)
Total distributions	(1.32)		(1.71)	—	—	(0.29)	(0.04)
Net asset value, end of period	$40.84		$41.57	$37.66	$29.89	$23.32	$29.13
Total return [2]	1.48	% [5]	16.36%	26.00%	28.17%	(19.03)%	18.15%
Net assets, at end of period (000s)	$266,532		$274,059	$274,257	$452,153	$558,602	$692,671
Ratio of net expenses to average Net assets after expense reimbursement or [3]	1.43	% [6]	1.44%	1.44%	1.45%	1.44%	1.40%
Ratio of net investment loss to average net assets [3,4]	(0.60	%) [6]	(0.44%)	(0.21%)	(0.12%)	(0.41%)	(0.56%)
Portfolio Turnover Rate	15	% [5]	38%	24%	26%	28%	21%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and also does not reflect the impact of sales charges.

3.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

4.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

5.	Not annualized.

6.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	46

EVENTIDE GILEAD FUND
Financial Highlights (Class C) December 31 2019

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class C
	Six Months
	Ended		Year	Year	Year	Year	Year
	December 31,		Ended	Ended	Ended	Ended	Ended
	2019		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$38.37		$35.16	$28.12	$22.10	$27.83	$23.77
Activity from investment operations:
Net investment loss [1]	(0.25)		(0.41)	(0.31)	(0.21)	(0.27)	(0.34)
Net realized and unrealized gain (loss) on investments	0.65		5.33	7.35	6.23	(5.17)	4.44
Total from investment operations	0.40		4.92	7.04	6.02	(5.44)	4.10
Less distributions from:
Net realized gains	(1.32)		(1.71)	—	—	(0.29)	(0.04)
Total distributions	(1.32)		(1.71)	—	—	(0.29)	(0.04)
Paid-in-Capital From Redemption Fees [1]	—		—	—	—	—	0.00 [5]
Net asset value, end of period	$37.45		$38.37	$35.16	$28.12	$22.10	$27.83
Total return [2]	1.10	% [6]	15.51%	25.04%	27.24%	(19.63)%	17.25%
Net assets, at end of period (000s)	$263,121		$266,001	$230,290	$190,858	$193,872	$184,202
Ratio of net expenses to average net assets after expense reimbursement [3]	2.18	% [7]	2.19%	2.19%	2.20%	2.19%	2.15%
Ratio of net investment loss to average net assets [3,4]	(1.34	%) [7]	(1.17%)	(0.96%)	(0.86%)	(1.16%)	(1.31%)
Portfolio Turnover Rate	15	% [6]	38%	24%	26%	28%	21%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

3.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

4.	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

5.	Amount represents less than $0.01 per share.

6.	Not annualized.

7.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	47

EVENTIDE GILEAD FUND
Financial Highlights (Class I) December 31 2019

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class I
	Six Months
	Ended		Year	Year	Year	Year	Year
	December 31,		Ended	Ended	Ended	Ended	Ended
	2019		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$42.59		$38.44	$30.43	$23.68	$29.50	$24.95
Activity from investment operations:
Net investment income (loss) [1]	(0.07)		(0.07)	0.01	0.04	(0.04)	(0.09)
Net realized and unrealized gain (loss) on investments	0.73		5.93	8.00	6.71	(5.49)	4.68
Total from investment operations	0.66		5.86	8.01	6.75	(5.53)	4.59
Less distributions from:
Net realized gains	(1.32)		(1.71)	—	—	(0.29)	(0.04)
Total distributions	(1.32)		(1.71)	—	—	(0.29)	(0.04)
Paid-in-Capital From Redemption Fees [1]	—		—	—	—	—	0.00 [5]
Net asset value, end of period	$41.93		$42.59	$38.44	$30.43	$23.68	$29.50
Total return [2]	1.61	% [6]	16.66%	26.32%	28.51%	(18.82)%	18.45%
Net assets, at end of period (000s)	$1,559,196		$1,475,489	$968,578	$399,169	$291,704	$401,133
Ratio of net expenses to average net assets after expense reimbursement [3]	1.18	% [7]	1.19%	1.19%	1.20%	1.19%	1.15%
Ratio of net investment income (loss) to average net assets [3,4]	(0.34	%) [7]	(0.17%)	0.03%	0.14%	(0.16%)	(0.32%)
Portfolio Turnover Rate	15	% [6]	38%	24%	26%	28%	21%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

3.	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

4.	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

5.	Amount represents less than $0.01 per share.

6.	Not annualized.

7.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	48

EVENTIDE DIVIDEND OPPORTUNITIES FUND
Financial Highlights (Class N) December 31 2019

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class N
	Six Months
	Ended
	December 31,
	2019		Year Ended	Period Ended
	(Unaudited)		June 30, 2019	June 30, 2018 [7]
Net asset value, beginning of period	$10.37		$9.66	$10.00
Activity from investment operations:
Net investment income [1]	0.09		0.22	0.33
Net realized and unrealized gain (loss) on investments	0.79		0.66	(0.52)
Total from investment operations	0.88		0.88	(0.19)
Less distributions from:
Net investment income	(0.09)		(0.16)	(0.14)
Net realized gains	—		—	(0.01)
Return of capital	—		(0.01)	—
Total distributions	(0.09)		(0.17)	(0.15)
Net asset value, end of period	$11.16		$10.37	$9.66
Total return [2]	8.46	% [3]	9.20%	(1.87	)% [3]
Net assets, at end of period (000s)	$10,815		$7,254	$4,929
Ratio of gross expenses to average net assets before expense reimbursement [5,6]	1.67	% [4]	2.00%	3.30	% [4]
Ratio of net expenses to average net assets after expense reimbursement [6]	1.15	% [4]	1.15%	1.15	% [4]
Ratio of net investment income to average net assets [6]	1.58	% [4]	2.25%	4.43	% [4]
Portfolio Turnover Rate	58	% [3]	50%	13	% [3]

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Not annualized.

4.	Annualized.

5.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

6.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

7.	Eventide Dividend Opportunities Fund commenced on September 29, 2017

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	49

EVENTIDE DIVIDEND OPPORTUNITIES FUND
Financial Highlights (Class A) December 31 2019

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class A
	Six Months
	Ended
	December 31,
	2019		Year Ended	Period Ended
	(Unaudited)		June 30, 2019	June 30, 2018 [7]
Net asset value, beginning of period	$10.36		$9.65	$10.00
Activity from investment operations:
Net investment income [1]	0.08		0.22	0.27
Net realized and unrealized gain (loss) on investments	0.79		0.65	(0.47)
Total from investment operations	0.87		0.87	(0.20)
Less distributions from:
Net investment income	(0.08)		(0.15)	(0.14)
Net realized gains	—		—	(0.01)
Return of capital	—		(0.01)	—
Total distributions	(0.08)		(0.16)	(0.15)
Net asset value, end of period	$11.15		$10.36	$9.65
Total return [2]	8.45	% [3]	9.15%	(2.01	)% [3]
Net assets, at end of period (000s)	$1,939		$957	$511
Ratio of gross expenses to average net assets before expense reimbursement [5,6]	1.72	% [4]	2.05%	3.35	% [4]
Ratio of net expenses to average net assets after expense reimbursement [6]	1.20	% [4]	1.20%	1.20	% [4]
Ratio of net investment income to average net assets [6]	1.48	% [4]	2.28%	3.58	% [4]
Portfolio Turnover Rate	58	% [3]	50%	13	% [3]

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Not annualized.

4.	Annualized.

5.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

6.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

7.	Eventide Dividend Opportunities Fund commenced on September 29, 2017

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	50

EVENTIDE DIVIDEND OPPORTUNITIES FUND
Financial Highlights (Class C) December 31 2019

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class C
	Six Months
	Ended
	December 31,
	2019		Year Ended	Period Ended
	(Unaudited)		June 30, 2019	June 30, 2018 [7]
Net asset value, beginning of period	$10.35		$9.66	$10.00
Activity from investment operations:
Net investment income [1]	0.04		0.15	0.25
Net realized and unrealized gain (loss) on investments	0.78		0.65	(0.49)
Total from investment operations	0.82		0.80	(0.24)
Less distributions from:
Net investment income	(0.04)		(0.10)	(0.09)
Net realized gains	—		—	(0.01)
Return of capital	—		(0.01)	—
Total distributions	(0.04)		(0.11)	(0.10)
Net asset value, end of period	$11.13		$10.35	$9.66
Total return [2]	7.96	% [3]	8.34%	(2.37	)% [3]
Net assets, at end of period (000s)	$642		$541	$299
Ratio of gross expenses to average net assets before expense reimbursement [5,6]	2.47	% [4]	2.80%	4.10	% [4]
Ratio of net expenses to average net assets after expense reimbursement [6]	1.95	% [4]	1.95%	1.95	% [4]
Ratio of net investment income to average net assets [6]	0.77	% [4]	1.53%	3.39	% [4]
Portfolio Turnover Rate	58	% [3]	50%	13	% [3]

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Not annualized.

4.	Annualized.

5.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

6.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

7.	Eventide Dividend Opportunities Fund commenced on September 29, 2017.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	51

EVENTIDE DIVIDEND OPPORTUNITIES FUND
Financial Highlights (Class I) December 31 2019

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class I
	Six Months
	Ended
	December 31,
	2019		Year Ended	Period Ended
	(Unaudited)		June 30, 2019	June 30, 2018 [7]
Net asset value, beginning of period	$10.37		$9.67	$10.00
Activity from investment operations:
Net investment income [1]	0.10		0.24	0.26
Net realized and unrealized gain (loss) on investments	0.79		0.66	(0.43)
Total from investment operations	0.89		0.90	(0.17)
Less distributions from:
Net investment income	(0.10)		(0.19)	(0.15)
Net realized gains	—		—	(0.01)
Return of capital	—		(0.01)	—
Total distributions	(0.10)		(0.20)	(0.16)
Net asset value, end of period	$11.16		$10.37	$9.67
Total return [2]	8.56	% [3]	9.40%	(1.68	)% [3]
Net assets, at end of period (000s)	$11,579		$7,892	$5,438
Ratio of gross expenses to average net assets before expense reimbursement [5,6]	1.47	% [4]	1.80%	3.10	% [4]
Ratio of net expenses to average net assets after expense reimbursement [6]	0.95	% [4]	0.95%	0.95	% [4]
Ratio of net investment income to average net assets [6]	1.77	% [4]	2.47%	3.35	% [4]
Portfolio Turnover Rate	58	% [3]	50%	13	% [3]

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Not annualized.

4.	Annualized.

5.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

6.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

7.	Eventide Dividend Opportunities Fund commenced on September 29, 2017.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	52

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
Financial Highlights (Class N) December 31 2019

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class N
	Six Months
	Ended		Year		Year		Year	Year	Year
	December 31,		Ended		Ended		Ended	Ended	Ended
	2019		June 30,		June 30,		June 30,	June 30,	June 30,
	(Unaudited)		2019		2018		2017	2016	2015
Net asset value, beginning of period	$35.51		$34.52		$23.41		$18.70	$26.15	$17.53
Activity from investment operations:
Net investment loss [1]	(0.25)		(0.46)		(0.40)		(0.30)	(0.30)	(0.31)
Net realized and unrealized gain (loss) on investments	6.87		3.39		11.87		5.01	(6.90)	8.91
Total from investment operations	6.62		2.93		11.47		4.71	(7.20)	8.60
Less distributions from:
Net realized gains	(0.87)		(1.98)		(0.37)		—	(0.29)	—
Total distributions	(0.87)		(1.98)		(0.37)		—	(0.29)	—
Paid-in-Capital From Redemption Fees [1]	0.01		0.04		0.01		0.00 [7]	0.04	0.02
Net asset value, end of period	$41.27		$35.51		$34.52		$23.41	$18.70	$26.15
Total return [2]	18.75	% [8]	10.38	% [6]	49.45	% [6]	25.19%	(27.64)%	49.23%
Net assets, at end of period(000s)	$181,366		$147,468		$93,030		$37,369	$39,558	$42,632
Ratio of gross expenses to average net assets before expense reimbursement [3,4,5]	1.49	% [9]	1.49%		1.50%		1.54%	1.52%	1.50%
Ratio of net expenses to average net assets after expense reimbursement [4,5]	1.49	% [9]	1.49%		1.50%		1.54%	1.52%	1.53%
Ratio of net investment loss to average net assets [4,5]	(1.44	%) [8]	(1.38%)		(1.35)%		(1.42)%	(1.42)%	(1.46)%
Portfolio Turnover Rate	16%		53%		43%		27%	28%	26%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

6.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

7.	Amount represents less than $0.01 per share.

8.	Not annualized.

9.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	53

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
Financial Highlights (Class A) December 31 2019

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class A
	Six Months
	Ended		Year		Year		Year	Year	Year
	December 31,		Ended		Ended		Ended	Ended	Ended
	2019		June 30,		June 30,		June 30,	June 30,	June 30,
	(Unaudited)		2019		2018		2017	2016	2015
Net asset value, beginning of period	$35.33		$34.40		$23.33		$18.65	$26.09	$17.50
Activity from investment operations:
Net investment loss [1]	(0.25)		(0.48)		(0.40)		(0.31)	(0.31)	(0.32)
Net realized and unrealized gain (loss) on investments	6.83		3.35		11.83		4.99	(6.88)	8.89
Total from investment operations	6.58		2.87		11.43		4.68	(7.19)	8.57
Less distributions from:
Net realized gains	(0.87)		(1.98)		(0.37)		—	(0.29)	—
Total distributions	(0.87)		(1.98)		(0.37)		—	(0.29)	—
Paid-in-Capital From Redemption Fees [1]	0.01		0.04		0.01		0.00 [7]	0.04	0.02
Net asset value, end of period	$41.05		$35.33		$34.40		$23.33	$18.65	$26.09
Total return [2]	18.74	% [8]	10.24	% [6]	49.45	% [6]	25.09%	(27.64)%	49.09%
Net assets, at end of period(000s)	$161,013		$143,407		$133,329		$138,722	$148,927	$148,921
Ratio of gross expenses to average net assets before expense reimbursement [3,4,5]	1.54	% [9]	1.54%		1.55%		1.59%	1.57%	1.55%
Ratio of net expenses to average net assets after expense reimbursement [4,5]	1.54	% [9]	1.54%		1.55%		1.59%	1.57%	1.58%
Ratio of net investment loss to average net assets [4,5]	(1.49	%) [8]	(1.43%)		(1.40)%		(1.47)%	(1.47)%	(1.51)%
Portfolio Turnover Rate	16%		53%		43%		27%	28%	26%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and also does not reflect the impact of sales charges. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

6.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

7.	Amount represents less than $0.01 per share.

8.	Not annualized.

9.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	54

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
Financial Highlights (Class C) December 31 2019

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class C
	Six Months
	Ended		Year		Year		Year	Year	Year
	December 31,		Ended		Ended		Ended	Ended	Ended
	2019		June 30,		June 30,		June 30,	June 30,	June 30,
	(Unaudited)		2019		2018		2017	2016	2015
Net asset value, beginning of period	$33.54		$33.00		$22.57		$18.18	$25.62	$17.31
Activity from investment operations:
Net investment loss [1]	(0.36)		(0.69)		(0.60)		(0.45)	(0.46)	(0.48)
Net realized and unrealized gain (loss) on investments	6.46		3.17		11.39		4.84	(6.72)	8.77
Total from investment operations	6.10		2.48		10.79		4.39	(7.18)	8.29
Less distributions from:
Net realized gains	(0.87)		(1.98)		(0.37)		—	(0.29)	—
Total distributions	(0.87)		(1.98)		(0.37)		—	(0.29)	—
Paid-in-Capital From Redemption Fees [1]	0.01		0.04		0.01		0.00 [7]	0.03	0.02
Net asset value, end of period	$38.78		$33.54		$33.00		$22.57	$18.18	$25.62
Total return [2]	18.30	% [6,8]	9.50	% [6]	48.27	% [6]	24.15%	(28.15)%	48.01%
Net assets, at end of period(000s)	$104,334		$87,773		$75,025		$48,916	$43,851	$40,277
Ratio of gross expenses to average net assets before expense reimbursement 3,4,5	2.29	% [9]	2.29%		2.30%		2.34%	2.32%	2.30%
Ratio of net expenses to average net assets after expense reimbursement [4,5]	2.29	% [9]	2.29%		2.30%		2.34%	2.32%	2.33%
Ratio of net investment loss to average net assets [4,5]	(2.24	%) [8]	(2.18)%		(2.15)%		(2.22)%	(2.22)%	(2.26)%
Portfolio Turnover Rate	16%		53%		43%		27%	28%	26%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the manager.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

6.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

7.	Amount represents less than $0.01 per share.

8.	Not annualized.

9.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	55

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
Financial Highlights (Class I) December 31 2019

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class I
	Six Months
	Ended		Year		Year		Year	Year	Year
	December 31,		Ended		Ended		Ended	Ended	Ended
	2019		June 30,		June 30,		June 30,	June 30,	June 30,
	(Unaudited)		2019		2018		2017	2016	2015
Net asset value, beginning of period	$35.98		$34.88		$23.60		$18.82	$26.26	$17.57
Activity from investment operations:
Net investment loss [1]	(0.21)		(0.40)		(0.34)		(0.26)	(0.26)	(0.27)
Net realized and unrealized gain (loss) on investments	6.97		3.44		11.98		5.04	(6.93)	8.94
Total from investment operations	6.76		3.04		11.64		4.78	(7.19)	8.67
Less distributions from:
Net realized gains	(0.87)		(1.98)		(0.37)		—	(0.29)	—
Total distributions	(0.87)		(1.98)		(0.37)		—	(0.29)	—
Paid-in-Capital From Redemption Fees [1]	0.01		0.04		0.01		0.00 [7]	0.04	0.02
Net asset value, end of period	$41.88		$35.98		$34.88		$23.60	$18.82	$26.26
Total return [2]	18.90	% [8]	10.60	% [6]	49.77	% [6]	25.40%	(27.46)%	49.46%
Net assets, at end of period(000s)	$845,768		$705,159		$389,458		$131,304	$69,257	$70,382
Ratio of gross expenses to average net assets before expense reimbursement [3,4,5]	1.29	% [9]	1.29%		1.30%		1.34%	1.32%	1.30%
Ratio of net expenses to average net assets after expense reimbursement [4,5]	1.29	% [9]	1.29%		1.30%		1.34%	1.32%	1.33%
Ratio of net investment loss to average net assets [4,5]	(1.24	%) [8]	(1.19)%		(1.15)%		(1.23)%	(1.22)%	(1.26)%
Portfolio Turnover Rate	16%		53%		43%		27%	28%	26%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

4.	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

6.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

7.	Amount represents less than $0.01 per share.

8.	Not annualized.

9.	Annualized.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	56

EVENTIDE LIMITED-TERM BOND FUND
Financial Highlights (Class N) December 31 2019

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class N
	Six Months
	Ended	Period
	December 31,	Ended
	2019	June 30,
	(Unaudited)	2019 [6]
Net asset value, beginning of period	$10.38	$10.03
Activity from investment operations:
Net investment income [1]	0.10	0.12
Net realized and unrealized gain on investments	0.08	0.34
Total from investment operations	0.18	0.46
Less distributions from:
Net investment income	(0.11)	(0.11)
Total distributions	(0.11)	(0.11)
Net asset value, end of period	$10.45	$10.38
Total return [2,3]	1.73%	4.64%
Net assets, at end of period (000s)	$23,416	$1,680
Ratio of gross expenses to average net assets before expense reimbursement [4,5]	1.31%	2.41%
Ratio of net expenses to average net assets after expense reimbursement [4]	0.80%	0.98%
Ratio of net investment income to average net assets [4]	1.87%	2.20%
Portfolio Turnover Rate [3]	41%	60%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Not annualized.

4.	Annualized.

5.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the manager.

6.	Eventide Limited-Term Bond Fund Class N commenced on December 14, 2018.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	57

EVENTIDE LIMITED-TERM BOND FUND
Financial Highlights (Class A) December 31 2019

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class A
	Six Months
	Ended		Period		Year	Year	Year	Year	Year
	Dec. 31,		Ended		Ended	Ended	Ended	Ended	Ended
	2019		June 30,		Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	(Unaudited)		2019 [7]		2018	2017	2016	2015 [8]	2014
Net asset value, beginning of period	$10.41		$10.06		$10.44	$10.48	$10.45	$10.62	$10.37
Activity from investment operations:
Net investment income [1]	0.11		0.14		0.19	0.19	0.21	0.17	0.20
Net realized and unrealized gain (loss) on investments	0.07		0.37		(0.35)	(0.04)	0.02	(0.07)	0.24
Total from investment operations	0.18		0.51		(0.16)	0.15	0.23	0.10	0.44
Less distributions from:
Net investment income	(0.11)		(0.16)		(0.20)	(0.19)	(0.20)	(0.25)	(0.19)
Net realized gains	—		—		(0.02)	—	—	(0.02)	—
Total distributions	(0.11)		(0.16)		(0.22)	(0.19)	(0.20)	(0.27)	(0.19)
Paid-in-Capital From Redemption Fees	—		—		0.00 [4]	0.00 [4]	0.00 [4]	0.00 [4]	0.00 [4]
Net asset value, end of period	$10.48		$10.41		$10.06	$10.44	$10.48	$10.45	$10.62
Total return [2]	1.70	% [5]	5.08	% [5]	(1.52)%	1.49%	2.25%	0.97%	4.23%
Net assets, at end of period (000s)	$15,991		$13,977		$17,191	$25,479	$23,962	$21,972	$5,501
Ratio of gross expenses to average net assets before expense reimbursement [3]	1.36	% [6]	2.09	% [6]	1.62%	1.58%	1.51%	1.63%	1.72%
Ratio of net expenses to average net assets after expense reimbursement	0.85	% [6]	1.08	% [6]	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets	1.92	% [6]	2.05	% [6]	1.89%	1.84%	1.99%	1.59%	1.88%
Portfolio Turnover Rate	41	% [5]	60	% [5]	27%	49%	52%	43%	27%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

4.	Amount represents less than $0.01 per share.

5.	Not annualized.

6.	Annualized.

7.	Represents the period November 1, 2018 through June 30, 2019. See Note 1.

8.	On June 1, 2015 Epiphany FFV Strategic Income Fund Class N shares were renamed Class A shares.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	58

EVENTIDE LIMITED - TERM BOND FUND
Financial Highlights (Class C) December 31 2019

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class C
	Six Months
	Ended		Period
	December 31,		Ended
	2019		June 30,
	(Unaudited)		2019 [7]
Net asset value, beginning of period	$10.37		$10.03
Activity from investment operations:
Net investment income [1]	0.06		0.07
Net realized and unrealized gain on investments	0.08		0.35
Total from investment operations	0.14		0.42
Less distributions from:
Net investment income	(0.07)		(0.08)
Total distributions	(0.07)		(0.08)
Paid-in-Capital From Redemption Fees [2]	—		—
Net asset value, end of period	$10.44		$10.37
Total return [2,3]	1.35	% [6]	4.24%
Net assets, at end of period (000s)	$172		$72
Ratio of gross expenses to average net assets before expense reimbursement [4,5]	2.11%		3.21%
Ratio of net expenses to average net assets after expense reimbursement [4]	1.60%		1.78%
Ratio of net investment income to average net assets [4]	1.14%		1.45%
Portfolio Turnover Rate [3]	41%		60%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Not annualized.

4.	Annualized.

5.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the manager.

6.	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

7.	Eventide Limited-Term Bond Fund Class C commenced on December 14, 2018.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	59

EVENTIDE LIMITED - TERM BOND FUND
Financial Highlights (Class I) December 31 2019

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class I
	Six Months
	Ended		Period		Year		Year		Year		Year		Year
	Dec. 31,		Ended		Ended		Ended		Ended		Ended		Ended
	2019		June 30,		Oct. 31,		Oct. 31,		Oct. 31,		Oct. 31,		Oct. 31,
	(Unaudited)		2019 [7]		2018		2017 [8]		2016		2015		2014
Net asset value, beginning of period	$10.64		$10.27		$10.63		$10.51		$10.40		$10.55		$10.31
Activity from investment operations:
Net investment income [1]	0.12		0.16		0.22		0.15		0.13		0.11		0.13
Net realized and unrealized gain (loss) on investments	0.07		0.38		(0.36)		(0.02)		0.02		(0.08)		0.24
Total from investment operations	0.19		0.54		(0.14)		0.13		0.15		0.03		0.37
Less distributions from:
Net investment income	(0.12)		(0.17)		(0.20)		(0.01)		(0.04)		(0.16)		(0.13)
Net realized gains	—		—		(0.02)		—		—		(0.02)		—
Total distributions	(0.12)		(0.17)		(0.22)		(0.01)		(0.04)		(0.18)		(0.13)
Paid-in-Capital From Redemption Fees	—		—		(0.00	) [4]	(0.00	) [4]	(0.00	) [4]	(0.00	) [4]	(0.00	) [4]
Net asset value, end of period	$10.71		$10.64		$10.27		$10.63		$10.51		$10.40		$10.55
Total return [2]	1.81	% [5]	5.30	% [5]	(1.31)%		1.20%		1.41%		0.33%		3.57%
Net assets, at end of period (000s)	$11,784		$3,230		$1,030		$889		$1,141		$914		$603
Ratio of gross expenses to average net assets before expense reimbursement [3]	1.11	% [6]	1.97	% [6]	1.38%		1.97%		2.26%		2.41%		2.48%
Ratio of net expenses to average net assets after expense reimbursement	0.60	% [6]	0.81	% [6]	1.00%		1.64%		2.00%		2.00%		2.00%
Ratio of net investment income to average net assets	2.16	% [6]	2.30	% [6]	2.10%		1.41%		1.24%		1.04%		1.28%
Portfolio Turnover Rate	41	% [5]	60	% [5]	27%		49%		52%		43%		27%

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

4.	Amount represents less than $0.01 per share.

5.	Not annualized.

6.	Annualized.

7.	Represents the period November 1, 2018 through June 30, 2019. See Note 1.

8.	Effective May 30, 2017, Epiphany FFV Strategic Income Fund Class C shares were reclassified Class I shares.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	60

EVENTIDE MULTI - ASSET INCOME FUND
Financial Highlights (Class N) December 31 2019

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class N
	Six Months
	Ended		Year	Year		Year	Period
	December 31,		Ended	Ended		Ended	Ended
	2019		June 30,	June 30,		June 30,	June 30,
	(Unaudited)		2019	2018		2017	2016 [9]
Net asset value, beginning of period	$10.90		$10.58	$11.05		$10.32	$10.00
Activity from investment operations:
Net investment income [1]	0.11		0.28	0.34		0.26	0.27
Net realized and unrealized gain (loss) on investments	0.56		0.39	(0.30)		0.79	0.21
Total from investment operations	0.67		0.67	0.04		1.05	0.48
Less distributions from:
Net investment income	(0.14)		(0.22)	(0.36)		(0.29)	(0.15)
Net realized gains	—		(0.03)	(0.15)		(0.03)	(0.01)
Return of capital	—		(0.10)	—		—	—
Total distributions	(0.14)		(0.35)	(0.51)		(0.32)	(0.16)
Net asset value, end of period	$11.43		$10.90	$10.58		$11.05	$10.32
Total return [2]	6.21	% [7]	6.61%	0.29%		10.29%	4.79	% [7]
Net assets, at end of period (000s)	$19,832		$17,104	$17,028		$10,823	$3,899
Ratio of gross expenses to average net assets before expense reimbursement [3,4]	1.23	% [8]	1.30%	1.29	% [5]	1.37%	2.06	% [8]
Ratio of net expenses to average net assets after expense reimbursement [4]	1.15	% [8]	1.15%	1.16	% [5]	1.15%	1.15	% [8]
Ratio of net investment income to average net assets [4,6]	1.86	% [8]	2.71%	3.05	% [5]	2.46%	2.82	% [8]
Portfolio Turnover Rate	61	% [7]	79%	29%		38%	18	% [7]

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

4.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

6.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

7.	Not annualized.

8.	Annualized.

9.	The Eventide Multi-Asset Income Fund commenced operations on July 15, 2015.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	61

EVENTIDE MULTI - ASSET INCOME FUND
Financial Highlights (Class A) December 31 2019

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class A
	Six Months
	Ended		Year	Year		Year	Period
	December 31,		Ended	Ended		Ended	Ended
	2019		June 30,	June 30,		June 30,	June 30,
	(Unaudited)		2019	2018		2017	2016 [9]
Net asset value, beginning of period	$10.89		$10.57	$11.05		$10.32	$10.00
Activity from investment operations:
Net investment income [1]	0.10		0.28	0.30		0.25	0.27
Net realized and unrealized gain (loss) on investments	0.57		0.39	(0.28)		0.79	0.20
Total from investment operations	0.67		0.67	0.02		1.04	0.47
Less distributions from:
Net investment income	(0.14)		(0.22)	(0.35)		(0.28)	(0.14)
Net realized gains	—		(0.03)	(0.15)		(0.03)	(0.01)
Return of capital	—		(0.10)	—		—	—
Total distributions	(0.14)		(0.35)	(0.50)		(0.31)	(0.15)
Net asset value, end of period	$11.42		$10.89	$10.57		$11.05	$10.32
Total return [2]	6.19	% [7]	6.56%	0.15%		10.23%	4.74	% [7]
Net assets, at end of period (000s)	$10,436		$8,817	$11,864		$20,080	$8,124
Ratio of gross expenses to average net assets before expense reimbursement [3,4]	1.28	% [8]	1.35%	1.34	% [5]	1.42%	2.13	% [8]
Ratio of net expenses to average net assets after expense reimbursement [4]	1.20	% [8]	1.20%	1.21	% [5]	1.20%	1.20	% [8]
Ratio of net investment income to average net assets [4,6]	1.80	% [8]	2.63%	2.74	% [5]	2.33%	2.82	% [8]
Portfolio Turnover Rate	61	% [7]	79%	29%		38%	18	% [7]

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

4.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

6.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

7.	Not annualized.

8.	Annualized.

9.	The Eventide Multi-Asset Income Fund commenced operations on July 15, 2015.

See accompanying notes to financial statements.

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	62

EVENTIDE MULTI - ASSET INCOME FUND
Financial Highlights (Class C) December 31 2019

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class C
	Six Months
	Ended		Year	Year		Year	Period
	December 31,		Ended	Ended		Ended	Ended
	2019		June 30,	June 30,		June 30,	June 30,
	(Unaudited)		2019	2018		2017	2016 [9]
Net asset value, beginning of period	$10.86		$10.55	$11.03		$10.30	$10.00
Activity from investment operations:
Net investment income [1]	0.06		0.20	0.24		0.18	0.19
Net realized and unrealized gain (loss) on investments	0.57		0.38	(0.29)		0.77	0.22
Total from investment operations	0.63		0.58	(0.05)		0.95	0.41
Less distributions from:
Net investment income	(0.10)		(0.16)	(0.28)		(0.19)	(0.10)
Net realized gains	—		(0.03)	(0.15)		(0.03)	(0.01)
Return of capital	—		(0.08)	—		—	—
Total distributions	(0.10)		(0.27)	(0.43)		(0.22)	(0.11)
Net asset value, end of period	$11.39		$10.86	$10.55		$11.03	$10.30
Total return [2]	5.82	% [7]	5.73%	(0.49)%		9.29%	4.08	% [7]
Net assets, at end of period (000s)	$7,140		$6,194	$6,654		$5,881	$2,424
Ratio of gross expenses to average net assets before expense reimbursement [3,4]	2.03	% [8]	2.10%	2.09	% [5]	2.17%	2.81	% [8]
Ratio of net expenses to average net assets after expense reimbursement [4]	1.95	% [8]	1.95%	1.96	% [5]	1.95%	1.95	% [8]
Ratio of net investment income to average net assets [4,6]	1.05	% [8]	1.90%	2.19	% [5]	1.63%	1.99	% [8]
Portfolio Turnover Rate	61	% [7]	79%	29%		38%	18	% [7]

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

4.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

6.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

7.	Not annualized.

8.	Annualized.

9.	The Eventide Multi-Asset Income Fund commenced operations on July 15, 2015.

See accompanying notes to financial statements.

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EVENTIDE MULTI - ASSET INCOME FUND
Financial Highlights (Class I) December 31 2019

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class I
	Six Months
	Ended		Year	Year		Year	Period
	December 31,		Ended	Ended		Ended	Ended
	2019		June 30,	June 30,		June 30,	June 30,
	(Unaudited)		2019	2018		2017	2016 [9]
Net asset value, beginning of period	$10.90		$10.58	$11.05		$10.33	$10.00
Activity from investment operations:
Net investment income [1]	0.11		0.31	0.36		0.28	0.28
Net realized and unrealized gain (loss) on investments	0.57		0.38	(0.31)		0.78	0.22
Total from investment operations	0.68		0.69	0.05		1.06	0.50
Less distributions from:
Net investment income	(0.15)		(0.23)	(0.37)		(0.31)	(0.16)
Net realized gains	—		(0.03)	(0.15)		—	(0.01)
Return of capital	—		(0.11)	—		—	—
Total distributions	(0.15)		(0.37)	(0.52)		(0.34)	(0.17)
Net asset value, end of period	$11.43		$10.90	$10.58		$11.05	$10.33
Total return [2]	6.31	% [7]	6.81%	0.47%		10.47%	5.03	% [7]
Net assets, at end of period (000s)	$90,055		$79,513	$76,764		$43,821	$18,081
Ratio of gross expenses to average net assets before expense reimbursement [3,4]	1.03	% [8]	1.10%	1.09	% [5]	1.17%	1.81	% [8]
Ratio of net expenses to average net assets after expense reimbursement [4]	0.95	% [8]	0.95%	0.96	% [5]	0.95%	0.95	% [8]
Ratio of net investment income to average net assets [4,6]	2.04	% [8]	2.92%	3.32	% [5]	2.62%	2.94	% [8]
Portfolio Turnover Rate	61	% [7]	79%	29%		38%	18	% [7]

1.	Per share amounts calculated using the average shares method.

2.	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

3.	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

4.	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

5.	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

6.	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

7.	Not annualized.

8.	Annualized.

9.	The Eventide Multi-Asset Income Fund commenced operations on July 15, 2015.

See accompanying notes to financial statements.

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EVENTIDE FUNDS
Notes to Financial Statements (Unaudited) December 31, 2019

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of forty series. These financial statements include the following series: Eventide Gilead Fund, Eventide Dividend Opportunities Fund (formerly Eventide Global Dividend Opportunities Fund), Eventide Healthcare & Life Sciences Fund, Eventide Limited-Term Bond Fund and the Eventide Multi-Asset Income Fund (each a “Fund” or collectively the “Funds”). Each Fund is a diversified series of the Trust. The Funds investment manager is Eventide Asset Management, LLC (the “Manager”).

Eventide Gilead Fund commenced operations on July 8, 2008. The Fund’s investment objective is to achieve long-term capital appreciation.

Eventide Dividend Opportunities Fund commenced operations on September 29, 2017. The Fund’s investment objectives are dividend income and long-term capital appreciation. The Fund’s secondary objective is dividend growth.

Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012. The Fund’s investment objective is to achieve long-term capital appreciation.

Eventide Limited-Term Bond Fund (formerly Epiphany FFV Strategic Income Fund) Class A and Class I shares commenced operations on July 28, 2010. On March 29, 2017, the Board of Trustees of Epiphany Funds voted to reclassify (the “Conversion”) all outstanding Class C Shares of the Epiphany FFV Strategic Income Fund to Class I shares to be effective on May 30, 2017 (the “Conversion Date”). On the Conversion Date, each Class C share was reclassified as a Class I shares equal in value to the Class C shares owned by that shareholder for the respective fund. The Eventide Limited-Term Bond Fund’s Class N and Class C shares commenced operations December 14, 2018. The Fund changed its fiscal year end from October 31 to June 30. The Fund’s investment objective is income.

Eventide Multi-Asset Income Fund commenced operations on July 15, 2015. The Fund’s investment objective is to seek current income while maintaining the potential for capital appreciation.

Each Fund offers four classes of shares, Class N, Class A, Class C and Class I. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are an investment companies and accordingly follow the

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investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

a) Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of trustees of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 –Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include

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quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2019 for the Funds’ assets measured at fair value:

Eventide Gilead Fund Assets

Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stock [1]	$2,202,870,047	$6,167,718	$—	$2,209,037,765
Corporate Bonds	—	30,000,000	—	30,000,000
Limited Partnerships	90,900,533	—	—	90,900,533
Preferred Stock	—	—	49,972,265	49,972,265
Put Options Purchased	4,365,000	—	—	4,365,000
Real Estate Investment Trusts (REITs)	74,697,500	—	—	74,697,500
Short-Term Investments	10,746,948	—	—	10,746,948
Total	$2,383,580,028	$36,167,718	$49,972,265	$2,469,720,011

Eventide Dividend Opportunities Fund Assets

Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stock [1]	$14,627,954	$—	$—	$14,627,954
Corporate Bonds	—	1,416,439	—	1,416,439
Limited Partnerships	1,752,134	—	—	1,752,134
Preferred Stock	410,157	—	—	410,157
Real Estate Investment Trusts (REITs)	4,675,374	—	—	4,675,374
Short-Term Investment	647,378	—	—	647,378
Total	$22,112,997	$1,416,439	$—	$23,529,436

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Eventide Healthcare & Life Sciences Fund Assets

Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stock [1]	$1,076,646,108	$57,750,755	$—	$1,134,396,863
Preferred Stock	—	10,439,510	50,523,402	60,962,912
Short-Term Investment	59,169,072	—	—	59,169,072
Total	$1,135,815,180	$68,190,265	$50,523,402	$1,254,528,847

Eventide Limited-Term Bond Fund Assets

Security Classifications	Level 1	Level 2	Level 3	Totals
Agency Collateral CMO	$—	$1,859,101	$—	$1,859,101
Asset Backed Securities	—	2,813,246	—	2,813,246
Commercial Mortgage Backed Securities	—	145,112	—	145,112
Corporate Bonds	—	13,422,890	—	13,422,890
Municipal Bonds	—	1,123,404	—	1,123,404
Preferred Stock	794,681	—	—	794,681
U.S. Government Agencies and Obligations	—	27,088,240	—	27,088,240
Short-Term Investment	1,031,942	—	—	1,031,942
Total	$1,826,623	$46,451,993	$—	$48,278,616

Eventide Multi-Asset Income Fund Assets

Security Classifications	Level 1	Level 2	Level 3	Totals
Asset Backed Securities	$—	$19,530,814	$—	$19,530,814
Common Stock [1]	41,381,167	—	—	41,381,167
Commercial Mortgage Backed Securities	—	2,040,602	—	2,040,602
Corporate Bonds	—	32,564,832	—	32,564,832
Limited Partnerships	6,004,012	—	—	6,004,012
Municipal Bonds	—	1,489,012	—	1,489,012
Real Estate Investment Trusts (REITs)	15,008,449	—	—	15,008,449
U.S. Government Agencies and Obligations	—	1,039,959	—	1,039,959
Short-Term Investment	101,590	—	—	101,590
Total	$62,495,218	$56,665,219	$—	$119,160,437

1.	For a detailed break-out of investments by industry, please refer to the Portfolios of Investments.

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

Eventide Gilead Fund

	Preferred Stock	Total

Beginning balance 6/30/2019	$68,603,757	$68,603,757
Total realized gain (loss)	(15,175,001)	(15,175,001)
Change in unrealized appreciation (depreciation)	(10,456,490)	(10,456,490)
Cost of purchases	6,999,999	6,999,999
Proceeds from sales	—	—
Dividend reinvest	—	—
Net transfers in/out of level 3	—	—
Ending balance 12/31/2019	$49,972,265	$49,972,265

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Eventide Healthcare & Life Sciences Fund

	Preferred Stock	Total

Beginning balance 6/30/2019	$45,139,509	$45,139,509
Total realized gain (loss)	(5,824,998)	(5,824,998)
Change in unrealized appreciation (depreciation)	(4,291,122)	(4,291,122)
Cost of purchases	20,500,012	20,500,012
Proceeds from sales	—	—
Dividend reinvest	—	—
Net transfers in/out of level 3	(4,999,999)	(4,999,999)
Ending balance 12/31/2019	$50,523,402	$50,523,402

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Beta Bionic Series B preferred stock are as follows (1) recent investor transactions in the company (2) updates from the company including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Goldfinch Biopharma, Inc. preferred stock are as follows (1) recent investor transactions in the company (2) updates from the company including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Pliant Therapeutics Series B, Inc. preferred stock are as follows (1) recent investor transactions in the company (2) updates from the company including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Peloton Therapeutics, Inc. preferred stock are as follows (1) recent investor transactions in the company (2) updates from the company including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

Fair Value at December 31, 2019:	$0.86
Valuation Techniques:	Anticipated sale price less discounts plus discounted cash flow of contingent future payments.
Unobservable Input:	2.5 – 75% range for probability of success of milestones, with a per share discounted weighted average of $0.8168.
5% Liquidity Risk
5% Deal Risk
Impact to Valuation:	Increase (Decrease) in Rate of Success Ratio equals increases (decreases) value
Increase (Decrease) in Credit Risk/ Liquidity Risk equals Decrease (Increase) in value

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The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Praxis Precision Medicines, Inc. preferred stock are as follows (1) recent investor transactions in the company (2) updates from the company including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Zeno Pharma LLC Series C preferred stock are as follows (1) recent investor transactions in the company (2) updates from the company including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

There was a change in fair valuation measurement inputs from Level 3 to Level 2 for two preferred stocks. Level 2 valuations became available based on the Fund receiving daily valuations via the underlying common stock.

The total change in unrealized depreciation included in the Statement of Operations attributable to Level 3 investments still held at December 31, 2019 was $10,456,490 and $4,291,122 for the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, respectively.

b)       Accounting for Options - When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

The manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the manager believes adverse market, political or other conditions are likely. The manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Funds may purchase a call option on a stock (including securities of exchange traded funds (“ETFs”)) it may purchase at some point in the future. When the Funds purchase an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an

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offsetting option is written (a closing transaction) or the option contract expires, the Funds realize a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Funds realize a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Funds purchase the underlying security and the cost basis of such purchase is increased by the premium originally paid.

The notional value of the derivative instruments outstanding as of December 31, 2019 on the Eventide Gilead Fund as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period on Eventide Gilead Fund and Eventide Healthcare and Life Sciences Fund as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity of the Funds.

The effect of derivative instruments on the Statement of Assets & Liabilities for the year ended December 31, 2019 was as follows:

Eventide Gilead Fund

		Location of Derivative on Statement	Fair Value of Asset
Derivative	Primary Risk Exposure	of Assets and Liabilities	Derivative
Options Purchased	Equity Risk	Unaffiliated Investments at value	$4,365,000
Total			$4,365,000

The effect of derivative instruments on the Statement of Operations for the period ended December 31, 2019 was as follows:

Eventide Gilead Fund
Derivatives Not			Realized and
Accounted for as			Unrealized Gain on
Hedging Instruments		Location of Unrealized Gain on Derivatives	Liability Derivatives
under GAAP	Primary Risk Exposure	Recognized in Income	Recognized in Income
Options Written	Equity Risk	Net realized gain from options written	$934,041
Options Purchased	Equity Risk	Net unrealized gain from unaffiliated investments	469,254
Total			$1,403,295

Eventide Healthcare & Life Sciences Fund
Derivatives Not			Realized and
Accounted for as			Unrealized Loss on
Hedging Instruments		Location of Unrealized Loss on Derivatives	Liability Derivatives
under GAAP	Primary Risk Exposure	Recognized in Income	Recognized in Income
Purchased Options	Equity Risk	Net realized loss from unaffiliated investments	$(682,154)
Total			$(682,154)

c)       Federal Income Tax - The Funds have qualified and intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

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As of and during the six months ended December 31, 2019, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2019, the Funds did not incur any interest or penalties. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2016-2018, or expected to be taken in the Funds’ 2019 tax returns.

d)       Distributions to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least annually for Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund. The Eventide Multi-Asset Income Fund and Eventide Limited-Term Bond Fund generally distribute net investment income monthly and the Eventide Dividend Opportunities Fund generally distributes net investment income quarterly. Distributable short-term and long-term capital gains, if any, are declared and distributed annually. The Eventide Multi-Asset Income Fund may distribute short-term capital gains monthly.

e)       Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

f)       Security Transactions and Investment Income - Investment and shareholder transactions are recorded on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

g)       Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h)       Indemnification – The Trust indemnifies its offers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

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i)       Redemption Fees and Sales Charges (loads) - A $15 fee may be charged for redemptions made by wire. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Class A shares purchased where the sales charge was waived, are subject to a CDSC of 1.00% on redemptions within 18 months of purchase. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the six months ended December 31, 2019, there were redemption fees of $0 paid to the Eventide Gilead Fund, Eventide Dividend Opportunities Fund, Eventide Healthcare & Life Sciences Fund, Eventide Limited-Term Bond Fund and Eventide Multi-Asset Income Fund and there were $0 in CDSC fees paid Northern Lights Distributors, LLC (“NLD” or the “Distributor”).

j)       Cash and cash equivalents - Cash and cash equivalents are held with a financial institution. The asset of a Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. Each Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

k)       Distributions from REITs – Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return on capital or capital gain for tax purposes, are reclassified when such information becomes available.

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2019, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Eventide Gilead Fund

Purchases	Sales
$465,955,077	$354,865,707

Eventide Dividend Opportunities Fund

Purchases	Sales
$17,282,732	$10,329,127

Eventide Healthcare & Life Sciences Fund

Purchases	Sales
$163,000,773	$231,428,181

Eventide Limited-Term Bond Fund

Purchases	Sales
$13,607,241	$8,259,515

Eventide Multi-Asset Income Fund

Purchases	Sales
$68,558,859	$60,392,577

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(3)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Eventide Asset Management, LLC (the “Manager”) acts as investment manager to the Funds pursuant to the terms of a management agreement between the Manager of the Trust (the “Management Agreement”). Since December 14, 2018, Eventide Asset Management, LLC serves as investment adviser to the Eventide Limited-Term Bond Fund. Prior to December 14, 2018, Trinity Fiduciary Partners, LLC (“Trinity”) served as the Epiphany FFV Strategic Income Fund (“Epiphany FFV Fund”) investment adviser. Trinity provided oversight of Dana Investment Advisors, Inc. (“Dana”), sub-adviser to the Epiphany FFV Fund. Boyd Watterson Asset Management, LLC serves as sub-adviser to a portion of the Eventide Multi-Asset Income Fund’s portfolio. Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee equal to 1.00% and 1.10% of average net assets of the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, respectively, 0.73% of average net assets of the Eventide Dividend Opportunities Fund and Eventide Multi-Asset Income Fund, and 0.33% of the Eventide Limited-Term Bond Fund (prior to September 1, 2019 the fee was 0.60%), such fees to be computed daily based upon daily average net assets of the respective Fund. The Eventide Limited-Term Bond Fund paid to the prior manager, as of the last day of each month, an annualized fee equal to 0.45% of average net assets prior to December 14, 2018. The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the six months ended December 31, 2019, management fees of $12,538,841, $74,543, $5,767,359, $46,414 and $431,712 were incurred by the Eventide Gilead Fund, Eventide Dividend Opportunities Fund, Eventide Limited-Term Bond Fund, Eventide Healthcare & Life Sciences Fund, and Eventide Multi-Asset Income Fund, respectively, before the waiver and reimbursement described below.

The Manager and the Trust have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) at 1.67%, 2.42%, 1.62% and 1.42% of the average daily net assets of Eventide Gilead Fund’s Class A, Class C, Class N and Class I, 1.20%, 1.95%, 1.15% and 0.95% of the average daily net assets of Eventide Dividend Opportunities Fund’s Class A, Class C, Class N and Class I, 1.68%, 2.43%, 1.63% and 1.43% of the average daily net assets and of Eventide Healthcare & Life Sciences Fund’s Class A, Class C, Class N and Class I, 0.80%, 1.55%, 0.75% and 0.55% of the average daily net assets of Eventide Limited-Term Bond Fund’s Class A, Class C, Class N and Class I respectively at least until October 31, 2020 (from December 14, 2018 through August 31, 2019 the respective limits were 1.03%, 1.78%, 0.98% and 0.78% for

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Eventide Limited-Term Bond Fund); and 1.20%, 1.95%, 1.15% and 0.95% of the average daily net assets of Eventide Multi-Asset Income Fund’s Class A, Class C, Class N and Class I, respectively at least until October 31, 2019 and prior to December 14, 2018, Trinity had contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses at 1.25% and 1.00% of the average daily net assets of Epiphany FFV Fund’s Class A and Class I. Fee waivers and expense reimbursements are subject to possible recoupment by the Adviser from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.

For the six months ended December 31, 2019, the Manager waived management fees of $0 for each of the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, waived/reimbursed fees of $53,033 from the Eventide Dividend Opportunities Fund, $59,508 from the Eventide Limited-Term Bond Fund and $47,479 from the Eventide Multi-Asset Income Fund pursuant to its contractual agreement. As of December 31, 2019, the Manager has waived/reimbursed expenses that may be recovered no later than June 30 of the years indicated below:

Waived/Reimbursed Expenses
	2020	2021	2022
Eventide Dividend Opportunities Fund	$—	$90,311	$106,626
Eventide Multi-Asset Income Fund	$130,028	$124,623	$164,563

As of December 31, 2019, the Manager has waived/reimbursed expenses that may be recovered no later than June 30 of the years indicated below:

Waived/Reimbursed Expenses
2022
Eventide Limited-Term Bond Fund	$111,782

The Eventide Gilead Fund and Healthcare & Life Sciences Fund do not have any expenses previously waived by the Manager that are subject to recapture and did not waive any further expenses during the six months ended December 31, 2019.

The Trust has entered into a Management Services Agreement with MFund, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund offers legal services to the funds, and provides chief compliance officer services under a separate agreement from the Management Services Agreement. For MFund’s services to the Fund, the Fund pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six months ended December 31, 2019, the Eventide Gilead Fund, Eventide Dividend Opportunities Fund, Eventide Healthcare & Life Sciences Fund, Eventide Limited-Term Bond Fund and Eventide

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Multi-Asset Income Fund incurred $327,427, $5,141, $136,257, $5,383 and $17,693 for such fees, respectively.

The amounts due to MFund at December 31, 2019 for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance officer fees payable” and the amounts accrued for the year are shown in the Statements of Operations under “Compliance officer fees.”

A Trustee and Officer of the Trust is also the controlling member of MFund, AlphaCentric Advisors LLC, and Catalyst Capital Advisors LLC (Alphacentric and Catalyst each serve as an investment advisor to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust and the Chairman of the Trust’s Audit Committee receives an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Fund’s pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Certain Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Effective April 2015, pursuant to the Management Services Agreements, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee. In addition, the Funds reimburse MFund for any reasonable

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out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares except Class I, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.25% per annum for the Class N shares, up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class N shares are currently paying 0.20% per annum of 12b-1 fees, Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees.

The 12b-1 fees may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse the Distributor and the Manager for distribution related expenses.

For the six months ended December 31, 2019, the Distributor received $109,512, $3,581, $56,860, $2,487 and $7,749 in underwriter commissions from the sale of shares of the Fund from the Eventide Gilead Fund, Eventide Dividend Opportunities Fund, Eventide Healthcare & Life Sciences Fund, Eventide Limited-Term Bond Fund and Eventide Multi-Asset Income Fund, respectively.

(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Represents aggregate cost for federal tax purposes, including options written, for the Eventide Funds as of December 31, 2019 and differs from market value by net unrealized appreciation/depreciation which consisted of:

Unrealized Appreciation
			Gross	Total
		Gross Unrealized	Unrealized	Unrealized
Fund	Aggregate Cost	Appreciation	Depreciation	Appreciation
Eventide Gilead Fund	$1,680,379,618	$839,335,255	$(49,994,862)	$789,340,393
Eventide Dividend Opportunities Fund	21,273,189	2,288,451	(32,204)	2,256,247
Eventide Healthcare & Life Sciences Fund	890,692,820	400,963,642	(37,127,615)	363,836,027
Eventide Limited-Term Bond Fund	47,981,434	341,488	(44,306)	297,182
Eventide Multi-Asset Income Fund	110,209,144	9,191,230	(239,937)	8,951,293

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The tax character of Fund distributions paid for the year ended June 30, 2019 and June 30, 2018 was as follows:

For the Period Ended June 30, 2019:
		Long-Term	Return
Fund	Ordinary Income	Capital Gains	of Capital	Total
Eventide Gilead Fund	$—	$91,170,811	$—	$91,170,811
Eventide Dividend Opportunities Fund	238,546	—	21,850	260,396
Eventide Healthcare & Life Sciences Fund	24,202,535	24,353,083	—	48,555,618
Eventide Limited-Term Bond Fund	264,337	19,297	—	283,634
Eventide Multi-Asset Income Fund	2,420,976	299,039	1,065,538	3,785,553

For the Year or Period ended June 30, 2018:
		Long-Term	Return
Fund	Ordinary Income	Capital Gains	of Capital	Total
Eventide Gilead Fund	$—	$—	$—	$—
Eventide Dividend Opportunities Fund	137,440	—	—	137,440
Eventide Healthcare & Life Sciences Fund	—	5,815,989	—	5,815,989
Eventide Limited-Term Bond Fund	—	—	—	—
Eventide Multi-Asset Income Fund	3,189,422	1,397,892	—	4,587,314

The tax character of Fund distributions paid for the year ended October 31, 2018 was as follows:

For the year ended October 31, 2018:
		Long-Term	Return
Fund	Ordinary Income	Capital Gains	of Capital	Total
Eventide Limited-Term Bond Fund	$472,072	$—	$—	$472,072

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As of June 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated Earnings
			Post
			October				Total
	Undistributed	Undistributed	Loss and	Capital	Other	Unrealized	Accumulated
	Ordinary	Long-Term	Late Year	Loss Carry	Book/Tax	Appreciation/	Earnings/
Fund	Income	Capital Gains	Loss	Forwards	Differences	(Depreciation)	(Deficits)
Eventide Gilead Fund	$—	$80,389,858	$(5,768,849)	$—	$—	$739,496,441	$814,117,450

Eventide Dividend Opportunities Fund	—	—	(156,752)	(105,616)	—	856,873	594,505

Eventide Healthcare & Life Sciences Fund	4,512,574	7,850,695	(6,266,476)	—	—	235,642,733	241,739,526

Eventide Limited-Term Bond Fund	29,148	—	(237,889)	—	—	305,241	96,500

Eventide Multi- Asset Income Fund	—	—	(285,735)	—	—	4,306,572	4,020,837

The difference between book basis and tax basis unrealized appreciation/depreciation, undistributed net investment income/losses and accumulated net realized gains/losses from investments is primarily attributable to the tax deferral of losses on wash sales, and tax adjustments for partnerships, trust preferred securities, real estate investment trusts, Section 305(c) deemed dividend distributions, C-corporation return of capital distributions, and mark-to-market on passive foreign investment companies.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds below incurred and elected to defer such late year losses as follows:

Fund	Late Year Losses
Eventide Gilead Fund	$5,768,849
Eventide Healthcare & Life Sciences Fund	6,266,476

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Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds below incurred and elected to defer such late year losses as follows:

Fund	Post October Losses
Eventide Dividend Opportunities Fund	$156,752
Eventide Limited-Term Bond Fund	237,889
Eventide Multi-Asset Income Fund	285,735

At June 30, 2019, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains, and utilized capital loss carryforwards as follows:

Capital Loss Carry Forwards

	Non-Expiring	Non-Expiring
Fund	Short-Term	Long-Term	Total
Eventide Dividend Opportunities Fund	$105,616	$—	$105,616

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of distributions reclassification and net operating losses, resulted in reclassifications for the Fund for the fiscal period ended June 30, 2019 as follows:

Reclassifications
		Accumulated
Fund	Paid In Capital	Income (Loss)
Eventide Gilead Fund	$(9,300,371)	$9,300,371
Eventide Dividend Opportunities Fund	—	—
Eventide Healthcare & Life Sciences Fund	—	—
Eventide Limited-Term Bond Fund	—	—
Eventide Multi-Asset Income Fund	94,847	(94,847)

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(5)	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund at December 31, 2019 are noted in the Fund Portfolio of Investments. Transactions during the period with companies which are affiliates are as follows:

Eventide Gilead Fund
						Net Increase/
	Value -				Dividends	Decrease in
	Beginning	Beginning		Sales	Credited to	Appreciation	Realized	Value -End	Ending
Description	of Period	Shares	Purchases	Proceeds	Income	(Depreciation)	Gain (Loss)	of Period	Shares
Essa Pharma Inc. [1]	$1,439,899	618,646	$—	$—	$—	$1,792,527	$—	$3,232,426	618,646
Magenta Therapeutics, Inc.	7,564,032	539,806	26,394,822	(1,520,160)	—	(1,064,032)	(545,462)	30,839,200	2,034,248
Pliant Therapeutics Series B	9,499,999	7,263,746	—	—	—	3,128,023	—	12,628,022	7,263,746
Pliant Therapeutics Series C	—	—	6,999,999	—	—	(350,000)	—	6,649,999	3,825,136
TOTAL	$18,503,930	8,422,195	$33,394,821	$(1,520,160)	$—	$3,506,518	$(545,462)	$53,339,647	13,741,776

Eventide Healthcare & Life Sciences Fund
						Net Increase/
	Value -				Dividends	Decrease in
	Beginning	Beginning		Sales	Credited to	Appreciation	Realized	Value -End	Ending
Description	of Period	Shares	Purchases	Proceeds	Income	(Depreciation)	Gain (Loss)	of Period	Shares
ARYA Sciences Acquisition Corp.	$8,552,000	800,000	$—	$—	$—	$648,000	$—	$9,200,000	800,000
ESSA Pharma, Inc.	1,784,081	766,522	1,250,000	—	—	4,236,623	—	7,270,704	1,391,522
KalVista Pharmaceuticals, Inc.	33,225,000	1,500,000	2,961,682	—	—	(6,265,882)	—	29,920,800	1,680,000
Satsuma Pharmaceuticals, Inc.	4,749,999	2,624,396	—	—	—	5,689,511	—	10,439,510	558,382
Sutro Biopharma, Inc.	7,782,785	719,895	7,875,000	—	—	(1,963,930)	(10)	13,693,845	1,244,895
TOTAL	$56,093,865	6,410,813	$12,086,682	$—	$—	$2,344,322	$(10)	$70,524,859	5,674,799

1.	As of December 31, 2019, Essa Pharma, Inc. is less than 5% of the voting securities due to an increase in voting shares.

(6)	INVESTMENT IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. Each Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. The Funds will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of a Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

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As of December 31, 2019, the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund were invested in the following restricted securities:

Eventide Gilead Fund
	Initial
Security [1]	Acquisition Date	Shares	Cost	Value	% of Net Assets
Beta Bionic Series B	8/31/18	179,406	$27,400,031	$27,269,712	1.0%
Entasis Therapeutics Holdings, Inc.	3/29/16	590,602	8,591,860	2,935,292	0.1%
Peloton Therapeutics, Inc.	2/14/19	3,982,940	—	3,424,532	0.1%
Pliant Therapeutics Series B	7/10/18	7,263,746	9,999,999	12,628,022	0.5%
Pliant Therapeutics Series C	12/18/19	3,825,136	6,999,999	6,649,999	0.3%

Eventide Healthcare & Life Sciences Fund
	Initial
Security [1]	Acquisition Date	Shares	Cost	Value	% of Net Assets
Beta Bionic Series B	8/31/18	122,828	$19,000,016	$18,669,856	1.4%
Entasis Therapeutics Holdings, Inc.	3/29/16	288,939	3,151,248	1,364,225	0.1%
Goldfinch Biopharma, Inc.	3/15/19	5,000,000	5,000,000	4,750,000	0.4%
Peloton Therapeutics, Inc.	2/14/19	1,528,871	—	1,314,523	0.1%
Pliant Therapeutics Series B	7/10/18	3,631,873	5,000,000	6,314,011	0.5%
Pliant Therapeutics Series C	12/18/19	1,639,344	3,000,000	2,850,000	0.2%
Praxis Precision Medicines, Inc.	11/15/19	1,941,748	10,000,002	9,500,002	0.7%
Satsuma Pharmaceuticals, Inc.	4/23/19	558,382	4,999,999	10,439,510	0.8%
Zeno Pharma LLC Series C	9/6/19	428,572	7,500,010	7,125,010	0.5%

1.	Each security is subject to a Fund’s right to redemption upon 60 days’ notice and may be extended by the issuer in six month increments, if the Fund fails to give 60 days’ notice of their intention to redeem on the scheduled maturity date.

(7)	PORTFOLIO CONCENTRATION RISK

The Eventide Healthcare & Life Sciences Fund invests primarily in equity and equity-related securities of companies in the healthcare and life sciences sectors that derive or are expected to derive 50% or more of their revenue from healthcare and life science products and services including, but not limited to, biotechnology, pharmaceuticals, diagnostics, life science tools, medical devices, healthcare information technology, healthcare services, synthetic biology, agricultural and environmental management, and pharmaceutical manufacturing products and services. Because of its focus on healthcare and life science companies, the Eventide Healthcare & Life Sciences Fund’s investment performance will be closely tied to many factors which affect those companies. As a result, the Eventide Healthcare & Life Sciences Fund’s net asset value is more likely to have greater fluctuations than that of a fund which invests in other industries.

(8)	OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the

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exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(9)	REORGANIZATION

The Epiphany FFV Strategic Income Fund (the “Predecessor Fund”), a series of Epiphany Funds, was reorganized into Eventide Limited-Term Bond Fund (the “Reorganization”) effective December 14, 2018, pursuant to an Agreement and Plan of Reorganization dated October 30 2018. The Reorganization was approved by the shareholders of the Predecessor Fund at a meeting held on November 30, 2018. The Predecessor Fund transferred all its assets to Eventide Limited-Term Bond Fund in exchange for shares of Eventide Limited-Term Bond Fund and the assumption by Eventide Limited-Term Bond Fund of all the known liabilities of the Predecessor Fund. Eventide Limited-Term Bond Fund did not have any significant assets or liabilities immediately prior to the consummation of the Reorganization. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets transferred reflect the historical basis of the assets as of the date of the Reorganization.

(10)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following.

Effective March 1, 2020, Eventide Multi-Asset Income Fund will pay the Manager 0.60% of average net assets. The Advisor has contractually agreed to waive fees and/or reimburse expenses of the fund to the extent necessary to limit operating expenses at 1.07%, 1.82%, 1.02% and 0.82% for Class A Shares, Class C Shares, Class N Shares and Class I Shares, respectively, through October 31, 2020.

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ADVISORY DELIBERATIONS

Consideration and Renewal of Advisory Agreement between Eventide Asset Management, LLC (“Eventide”) and the Trust with respect to the Eventide Gilead Fund (“Eventide Gilead”), Eventide Healthcare and Life Sciences Fund (“Eventide HLS”), Eventide Multi-Asset Income Fund (“Eventide MAI”), and Eventide Dividend Opportunities Fund (“Eventide DO” and collectively, the “Eventide Renewal Funds”).

In connection with a regular meeting held on April 10, April 30, May 1, and May 28, 2019, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the Advisory Agreement between Eventide and the Trust (the “Advisory Agreement”), with respect to the Eventide Renewal Funds.

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Advisory Agreement. In connection with its deliberations regarding renewal of the Advisory Agreement, the Board reviewed materials prepared by Eventide.

Nature, Extent and Quality of Services. The Board confirmed its familiarity with Eventide’s portfolio management team from its experience working with Eventide. The Board reviewed Eventide’s management team, noting that Eventide continued to invest in personnel and acquire additional human resources to support its team. The Board recognized that Eventide was effective in monitoring compliance with each Eventide Renewal Fund’s investment limitations and providing ethical screening services for each Eventide Renewal Fund through its proprietary screening system. The Board noted that Eventide selected broker-dealers to obtain best execution in terms of share price, quality of service, and commissions paid while implementing each Eventide Renewal Fund’s investment strategy. The Board observed that Eventide reported no SEC, FINRA, CFTC or other regulatory examinations since the Advisory Agreement’s last renewal, nor any material litigation or administrative action involving Eventide or its affiliates. The Board agreed that Eventide’s team members had demonstrated a strong, collaborative working relationship with the Trust. The Board concluded that Eventide had the potential to continue providing high quality service to each Eventide Renewal Fund and its shareholders.

Performance. The Board reviewed the performance of each Eventide Renewal Fund relative to its peer group and Morningstar category. After discussion, the Board concluded that the performance of each Eventide Renewal Fund was acceptable.

Eventide Gilead—The Board discussed that Eventide Gilead outperformed its peer group, Morningstar category and the S&P 500 TR Index across the 1-year, 3-year, 5-year and 10-year periods. The Board noted that Eventide attributed its strong outperformance over the 1-year and 3- year periods to selection effect in the information technology group.

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Eventide HLS—The Board remarked that Eventide HLS outperformed its peer group, Morningstar category, the S&P Biotechnology Select Industry TR Index and the SP 500 TR Index over the 1-year, 3-year, 5-year and since inception periods. The Board noted that Eventide HLS’ outperformance over the 1-year period was greatest compared to the S&P Biotechnology Select Industry TR Index, which Eventide contended offered the most relevant comparison because Eventide HLS was focused on the biotechnology sector.

Eventide MAI—The Board observed that Eventide MAI underperformed its peer group, Morningstar Category, and the MSCI ACWI over of the 3-year and since inception periods, but outperformed the Morningstar category and MSCI ACWI Index over the 1-year period, and was on par with its peer group over the 1-year period. The Board commented that Eventide believed Eventide MAI’s performance over the 3-year and since inception periods relative to the peer group, Morningstar category and benchmarks was due its allocation to fixed income securities.

Eventide DO—The Board noted that Eventide DO underperformed its peer group, Morningstar category and the MSCI ACWI since inception, but outperformed each over the 1-year period. The Board considered Eventide’s explanation that Eventide DO’s 1-year performance was driven by its overweighting in the utility sector and positive selection effect in the real estate and financial sector.

Fees and Expenses. The Board reviewed the advisory fee for each Eventide Renewal Fund, and the fees charged by each Eventide Renewal Fund’s peer group and Morningstar category. The Board considered the soft dollar benefits received by Eventide, and the indirect benefits of Rule 12b- 1 expenses used to distribute the Eventide Renewal Funds. The Board concluded that the advisory fee for each Eventide Renewal Fund was not unreasonable.

Eventide Gilead—The Board observed that Eventide Gilead’s advisory fee and net expense ratio were higher than the medians and averages of its peer group and Morningstar category, but well below the high of the Morningstar category. The Board considered the expertise and skill of Eventide Gilead’s portfolio management team, and that funds in its peer group did not have the same commitment to socially responsible investing as Eventide Gilead. The Board noted that Eventide Gilead reached a breakpoint in February 2019, which lowered its advisory fee.

Eventide HLS—The Board remarked that Eventide HLS’s advisory fee and net expense ratio were higher than the medians and averages of its peer group and Morningstar category, but lower than the highs of each. The Board noted that Eventide employed a highly differentiated values-based screening process to align Eventide HLS’s holdings with its stated objective and required investment personnel with specific training and educational degrees.

Eventide MAI—The Board discussed that Eventide MAI’s advisory fee and net expense ratio were higher than the medians and averages of its peer group and Morningstar category, but that its advisory fee was lower than the Morningstar category high, and the net expense ratio was lower than the peer group and Morningstar category high. The Board reviewed Eventide’s explanation that comparison to the Morningstar category was inappropriate due to the significant number of fund of funds or allocation funds in the category with 0% advisory fees. The Board noted that Eventide MAI’s peer group did not have funds with the same values-based screening process across a multi-asset base. The

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Board discussed the allocation of fees between Eventide and Eventide MAI’s sub-advisor relative to their respective duties and agreed that the fee allocation was appropriate.

Eventide DO—The Board commented that Eventide DO’s advisory fee was on par with the average of its peer group and was below the median of its Morningstar category. The Board remarked that Eventide DO’s net expense ratio was lower than the peer group median and average, and on par with the Morningstar category median.

Profitability. The Board discussed Eventide’s profitability from its relationship with each Eventide Renewal Fund based on the information that Eventide provided and determined Eventide’s profitability for each Eventide Renewal Fund was not excessive.

Eventide Gilead—The Board remarked that Eventide earned a profit from managing Eventide Gilead. The Board considered how Eventide’s structure as a limited liability company impacted its profits. The Board discussed that these profits were used to compensate owner personnel of Eventide that provided services to Eventide Gilead. The Board recognized that Eventide’s profits would be reduced once those payments were taken into account. The Board also considered Eventide’s values-based screening, its ongoing investment in talent and infrastructure, its capital commitment to manage Eventide Gilead, and business risks that could impact Eventide’s profits. After further discussion, the Board determined that Eventide’s profit in connection with Eventide Gilead was not unreasonable.

Eventide HLS—The Board remarked that Eventide earned a profit from managing Eventide HLS. The Board considered how Eventide’s structure as a limited liability company impacted its profits. The Board discussed how Eventide’s profits from managing Eventide HLS were used to compensate Eventide’s members who provided services to Eventide HLS. The Board considered Eventide’s values-based screening, its ongoing investment in talent and infrastructure, its capital commitment to manage Eventide HLS, and business risks that could impact Eventide’s profits. After further discussion, the Board determined that Eventide’s profit in connection with Eventide HLS was not unreasonable.

Eventide MAI—The Board noted that Eventide was managing Eventide MAI at a loss. The Board therefore concluded that excessive profitability of Eventide with respect to Eventide MAI was not an issue at this time.

Eventide DO— The Board noted that Eventide was managing Eventide DO at a loss. The Board therefore concluded that excessive profitability of Eventide with respect to Eventide DO was not an issue at this time.

Economies of Scale. The Board noted that the Eventide Gilead had achieved a breakpoint that had reduced the advisory fee for its shareholders. The Board noted that the Advisory Agreement with respect to Eventide HLS, Eventide MAI and Eventide DO did not contain breakpoints reducing the fee rate on assets above specified levels, but that shareholders had benefitted from the respective Eventide Renewal Fund’s expense cap and economies of scale from being in a family of funds. The Board agreed that breakpoints may be an appropriate way for Eventide to share economies of scale with Eventide HLS, Eventide MAI and Eventide DO if any experienced a significant growth in assets. The Board discussed the breakpoints on the fee schedule of the sub-advisor to Eventide MAI. The Board agreed to revisit the issue of breakpoints at the Advisory Agreement’s next renewal.

Conclusion. Having requested and received such information from Eventide as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Advisory Agreement was in the best interests of each Eventide Renewal Fund and its shareholders.

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EVENTIDE FUNDS
Expense Examples (Unaudited) December 31, 2019

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2019 through December 31, 2019.

Actual Expenses

The “Actual” columns in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Eventide Gilead Fund’s, Eventide Dividend Opportunities Fund’s, Eventide Healthcare & Life Sciences Fund’s and Eventide Multi-Asset Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Expense Examples
					Hypothetical
			Actual		(5% return before expenses)
		Beginning	Ending		Ending
	Funds’	Account	Account	Expenses	Account	Expenses
	Annualized	Value	Value	Paid During	Value	Paid During
	Expense Ratio	(7/1/19)	(12/31/19)	Period[1]	(12/31/19)	Period
Eventide Gilead Fund
Class N	1.37%	$1,000.00	$1,014.90	$6.98	$1,018.21	$6.99
Class A	1.42%	1,000.00	1,014.80	7.23	1,017.96	7.24
Class C	2.17%	1,000.00	1,011.00	11.01	1,014.19	11.03
Class I	1.17%	1,000.00	1,016.10	5.97	1,019.21	5.98
Eventide Dividend Opportunities Fund
Class N	1.15%	1,000.00	1,084.60	6.03	1,019.36	5.84
Class A	1.20%	1,000.00	1,084.50	6.30	1,019.10	6.09
Class C	1.95%	1,000.00	1,079.60	10.22	1,015.33	9.88
Class I	0.95%	1,000.00	1,085.60	4.98	1,020.36	4.82
Eventide Healthcare & Life Sciences Fund
Class N	1.48%	1,000.00	1,187.50	8.14	1,017.64	7.56
Class A	1.54%	1,000.00	1,187.40	8.47	1,017.39	7.81
Class C	2.29%	1,000.00	1,182.70	12.60	1,013.62	11.59
Class I	1.28%	1,000.00	1,189.00	7.05	1,018.65	6.55
Eventide Limited-Term Bond Fund
Class N2	0.80%	1,000.00	1,017.30	4.06	1,021.11	4.06
Class A	0.85%	1,000.00	1,017.00	4.31	1,020.86	4.32
Class C2	1.60%	1,000.00	1,012.50	8.09	1,017.09	8.11
Class I	0.60%	1,000.00	1,018.10	3.03	1,022.13	3.04
Eventide Multi-Asset Income Fund
Class N	1.15%	1,000.00	1,062.10	5.96	1,019.36	5.84
Class A	1.20%	1,000.00	1,061.90	6.22	1,019.10	6.09
Class C	1.95%	1,000.00	1,058.20	10.09	1,015.33	9.88
Class I	0.95%	1,000.00	1,063.10	4.93	1,020.36	4.82

1.	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

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EVENTIDE FUNDS

Additional Information (Unaudited) December 31, 2019

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of each Fund and the calculation of the net asset value of shares of each Fund.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as exhibits to its report on Form N-PORT. Each Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-771-3836; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-771-3836; and on the Commission’s website at http://www.sec.gov.

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P R I V A C Y N O T I C E
Mutual Fund Series Trust Revised June 2011	1 of 2

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

■         Social Security number and wire transfer instructions

■         account transactions and transaction history

■         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?

For our everyday business purposes such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO

For our marketing purposes to offer our products and services to you.	NO	We don’t share

For joint marketing with other financial companies.	NO	We don’t share

For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share

For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share

For our affiliates to market to you	NO	We don’t share

For non-affiliates to market to you	NO	We don’t share

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	90

P R I V A C Y N O T I C E
Mutual Fund Series Trust Revised June 2011	2 of 2

What We Do
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

■     open an account or deposit money

■     direct us to buy securities or direct us to sell your securities

■     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

■     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

■     affiliates from using your information to market to you.

■     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ■ Mutual Fund Series Trust has no affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ Mutual Fund Series Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Mutual Fund Series Trust does not jointly market.

Questions? Call 1-866-447-4228

E V E N T I D E F U N D S Semi-Annual Report 31 December 2019	91

MUTUAL FUND SERIES TRUST

4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

MANAGER
Eventide Asset Management, LLC
One International Place
Suite 4210
Boston, MA 02110

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

TRANSFER AGENT
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street
3rd Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
U.S. Bank
1555 N. Rivercenter Drive.
Suite 302
Milwaukee, WI 53212

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holder. None.

Item 10. Submission of Matters to a Vote of Security Holder. None.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities For Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: 3/10/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: 3/10/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff
Treasurer
Date: 3/10/2020